================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES
                  Investment Company Act file number 811-08727

                   SunAmerica Senior Floating Rate Fund, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  John T. Genoy
                              Senior Vice President
                        SunAmerica Asset Management Corp.
                    Harborside Financial Center 3200 Plaza 5
                              Jersey City, NJ 07311
                    ----------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31
Date of reporting period: December 31, 2012

================================================================================

Item 1. Reports to Stockholders

                                    [GRAPHIC]




                                                             ANNUAL REPORT 2012

SUNAMERICA
Senior Floating Rate Fund

[LOGO]

                        TABLE OF CONTENTS


        SHAREHOLDERS' LETTER........................................  1
        EXPENSE EXAMPLE.............................................  3
        STATEMENT OF ASSETS AND LIABILITIES.........................  5
        STATEMENT OF OPERATIONS.....................................  6
        STATEMENT OF CHANGES IN NET ASSETS..........................  7
        STATEMENT OF CASH FLOWS.....................................  8
        FINANCIAL HIGHLIGHTS........................................  9
        PORTFOLIO OF INVESTMENTS.................................... 10
        NOTES TO FINANCIAL STATEMENTS............................... 21
        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..... 31
        DIRECTORS AND OFFICERS INFORMATION.......................... 32
        SHAREHOLDER TAX INFORMATION................................. 35
        COMPARISON: FUND VS. INDEX.................................. 36

        DECEMBER 31, 2012                                          ANNUAL REPORT

        SHAREHOLDERS' LETTER -- (unaudited)

Dear Shareholders,

We are pleased to present this annual report for the SunAmerica Senior Floating Rate Fund, Inc. (the "Fund") for the 12 months ended December 31, 2012.

The annual period proved to be a positive but challenging one for many investors. Indeed, almost all areas of the global financial markets experienced a broad "risk on/risk off" trading pattern, wherein investors vacillated en masse between sharply optimistic or pessimistic views toward the financial markets. By the end of December 2012, however, the more bullish views toward the financial markets had dominated. Floating rate loans, as represented by the S&P/LSTA Leveraged Loan Index ("LLI"), returned 9.66% during the annual period. The LLI significantly outperformed the broad U.S. fixed income market, as measured by the Barclays U.S. Aggregate Bond Index, which returned 4.21% for the same period ended December 31, 2012.*

During the first quarter of 2012, the floating rate loan market fared especially well, with positive developments out of Europe and improving U.S. economic data helping to boost investor sentiment broadly, and with strong credit fundamentals for this particular market segment. At the end of March 2012, the default rate within this asset class, whether examined by principal amount or by issuer count, remained at historical lows (0.21% and 0.61%, respectively). Only $40 billion was scheduled to mature through 2013 as of February 29, 2012, supporting the potential for continued low default rates.+ On the other hand, technicals, or supply/demand factors, were challenging. Bank-loan mutual funds reported net outflows of $254 million during the first quarter, following net outflows of $7.7 billion over the final 22 weeks of 2011.** With the Federal Reserve Board (the "Fed") vowing to keep interest rates low through 2014, the floating-rate feature of bank loans had seemingly lost its near-term appeal. One silver lining to the technical picture was that the market for collateralized loan obligations ("CLOs"), one of the main sources of demand for banks loans, appeared to be reviving. In terms of quality, B-rated loans outperformed both higher-rated (BB) and lower-rated
(CCC) loans.

In stark contrast to the opening months of 2012, the second calendar quarter saw anxiety over Europe's worsening debt crisis and deteriorating global economic growth lead to a broad sell-off in risk assets. Uncertainty about the outlook for the Eurozone, a crisis of confidence in Spanish banks and a host of sovereign and corporate debt downgrades undermined investor sentiment. Signs of softening in the U.S. economy added to market tensions. In turn, the floating rate loan market generated more modest yet still positive returns during the second quarter of 2012. The asset class continued to benefit from strong credit fundamentals, as issuers' balance sheets improved. The bank loan default rate by principal amount and by issuer count remained near historical lows (1.04% and 1.08%, respectively). Less than $20 billion was scheduled to mature through 2013, supporting continued low defaults.+ The technical picture improved compared to the prior quarter. Bank loan mutual funds reported net inflows of $1.95 billion for the second quarter.** Moreover, the market for CLOs revived. By quality rating, loans rated CCC outperformed higher-rated B-rated and BB-rated loans during the second quarter.

During the second half of the year, bold policy moves by major central banks, including the European Central Bank ("ECB") and the U.S. Fed, fueled a significant rally in risk assets as investors shrugged off mediocre global economic growth prospects. The ECB announced plans to buy potentially unlimited amounts of short-dated government bonds in order to reduce borrowing costs in fiscally challenged countries. The Fed announced a third wave of quantitative easing, dubbed QE3, aimed at boosting economic growth and reducing U.S. unemployment. In turn, during the third quarter of 2012, the floating rate loan market enjoyed its second-strongest gain in the last two and one-half years. The asset class continued to benefit from strong credit fundamentals, as evidenced by low interest expense relative to earnings. Further, there were no loan defaults in September, pushing the bank loan default rate by principal amount and by issuer count down to 1.00% and 1.06%, respectively.+ With bank loan mutual funds reporting new inflows of $2.94 billion during the quarter and the market for CLOs remaining solid, the technical picture remained resilient as well.** However, with the Fed having stated during the quarter that its short-term interest rate policy was on hold through at least mid-2015, the floating-rate feature of bank loans had yet to regain its near-term appeal. In terms of quality, loans rated CCC outpaced higher-rated B-rated and BB-rated loans by a wide margin during the quarter.

        DECEMBER 31, 2012                                          ANNUAL REPORT

The floating rate loan market generated positive yet notably more modest returns during the fourth quarter of 2012. Credit fundamentals remained strong, and the bank loan default rate by principal amount and issuer count finished the year at 1.27% and 1.36%, respectively.+ Further, with bank loan mutual funds reporting net inflows during 43 of the 52 weeks in 2012,** the technical scenario remained supportive of the asset class. The re-emergence of the CLO market remained supportive of the bank loan technical picture as well. There was approximately $55 billion in issuance in 2012, which was roughly four times the issuance in 2011. For the quarter and for the year, CCC-rated loans outperformed higher-rated B-rated and BB-rated instruments. For 2012 overall, loans in the LLI rated CCC returned 18.35%. Loans in the LLI rated B returned 10.42% for the annual period, followed by loans rated BB, which returned 7.17%.

All industries within the LLI generated positive absolute returns for the annual period as a whole. The strongest performing industries were beverage and tobacco; publishing; and media. These industries posted returns of 20.34%, 20.32%, and 14.02%, respectively. The weakest performing industries were aerospace and defense; ecological services and equipment; and clothing-textiles; which generated returns of 2.10%, 4.73%, and 4.86%, respectively, during the annual period.

On the following pages, you will find a brief discussion regarding the Fund's annual results. You will also find detailed financial statements and portfolio information for the Fund for the annual period ended December 31, 2012.

As always, we remain diligent in the management of your assets. If you have any questions, or require additional information on this or other SunAmerica Funds, we invite you to visit www.safunds.com or call the Shareholder Services Department at 800-858-8850. We value your ongoing confidence in us and look forward to serving your investment needs in the future.

Sincerely,

THE SUNAMERICA SENIOR FLOATING RATE FUND PORTFOLIO MANAGER

Jeffrey W. Heuer
Wellington Management Company, LLP


--------
Past performance is no guarantee of future results.

* The S&P/LSTA LEVERAGED LOAN INDEX (LLI) reflects the market-weighted performance of U.S. dollar-denominated institutional leveraged loan portfolios. The LLI is the only domestic leveraged loan index that utilized real-time market weightings, spreads and interest payments. The BARCLAYS U.S. AGGREGATE BOND INDEX represents securities that are U.S. domestic, taxable and dollar denominated. The index covers components for government and corporate securities, mortgage pass-through securities and asset-backed securities. Indices are not managed and an investor cannot invest directly into an index.

+ Source: S&P Leveraged Commentary & Data

** Source: Lipper, Inc.

The Fund is not a money market fund and its net asset value may fluctuate. Investments in loans involve certain risks including nonpayment of principal and interest; collateral impairment; non-diversification and borrower industry concentration; and lack of an active trading market, in certain cases, which may impair the Fund's ability to obtain full value for loans sold. The Fund may invest all or substantially all of its assets in loans or other securities that are rated below investment grade, or in comparable unrated securities. Credit risks include the possibility of a default on the loan or bankruptcy of the borrower. The value of these loans is subject to a greater degree of volatility in response to interest rate fluctuations.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        EXPENSE EXAMPLE -- DECEMBER 31, 2012 -- (UNAUDITED)

DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

As a shareholder of the SunAmerica Senior Floating Rate Fund, Inc. (the "Fund"), you may incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges and
(2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2012 and held until December 31, 2012.

ACTUAL EXPENSES

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended December 31, 2012" to estimate the expenses you paid on your account during this period. For shareholder accounts in Class A and Class C, the "Expenses Paid During the Six Months Ended December 31, 2012" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended December 31, 2012" column does not include administrative fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Fund's prospectus, your retirement plan documents and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended December 31, 2012" column would have been higher and the "Ending Account Value" would have been lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in Class A and Class C, the "Expenses Paid During the Six Months Ended December 31, 2012" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended December 31, 2012" column does not include administrative fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Fund's prospectus, your retirement plan document and/or materials from your financial adviser for full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended December 31, 2012" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges and administrative fees, if applicable to your account. Please refer to the Fund's prospectus, qualified retirement plan document and/or materials from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        EXPENSE EXAMPLE -- DECEMBER 31, 2012 -- (UNAUDITED) (CONTINUED)


                                            ACTUAL                                            HYPOTHETICAL
                     ---------------------------------------------------- ----------------------------------------------------
                                          ENDING                                           ENDING ACCOUNT
                                       ACCOUNT VALUE     EXPENSES PAID                       VALUE USING      EXPENSES PAID
                        BEGINNING      USING ACTUAL        DURING THE        BEGINNING    A HYPOTHETICAL 5%     DURING THE
                      ACCOUNT VALUE     RETURNS AT      SIX MONTHS ENDED   ACCOUNT VALUE  ASSUMED RETURN AT  SIX MONTHS ENDED
                     AT JULY 1, 2012 DECEMBER 31, 2012 DECEMBER 31, 2012* AT JULY 1, 2012 DECEMBER 31, 2012 DECEMBER 31, 2012*
                     --------------- ----------------- ------------------ --------------- ----------------- ------------------
Senior Floating
 Rate Fund#
   Class A..........    $1,000.00        $1,044.16           $7.45           $1,000.00        $1,017.85           $7.35
   Class C..........    $1,000.00        $1,042.63           $8.99           $1,000.00        $1,016.34           $8.87


                       EXPENSE
                        RATIO
                        AS OF
                     DECEMBER 31,
                        2012*
                     ------------
Senior Floating
 Rate Fund#
   Class A..........     1.45%
   Class C..........     1.75%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days divided by 366 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges and administrative fees, if applicable to your account. Please refer to your Prospectus, your qualified retirement plan document and/or materials from your financial advisor for more information.
# During the stated period, the investment adviser either waived/reimbursed a portion of or all of the fees/expenses and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived/reimbursed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2012" and the "Expense Ratios" would have been higher.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        STATEMENT OF ASSETS AND LIABILITIES -- DECEMBER 31, 2012

ASSETS:
Investments at value (unaffiliated)*............................................ $347,237,366
Repurchase agreements (cost approximates value).................................    5,915,000
                                                                                 ------------
 Total investments..............................................................  353,152,366
Cash............................................................................    1,577,416
Receivable for:
 Fund shares sold...............................................................      740,980
 Dividends and interest.........................................................    1,862,909
 Investments sold...............................................................    5,164,109
Prepaid expenses and other assets...............................................        2,911
Due from investment adviser for expense reimbursements/fee waivers..............      100,943
                                                                                 ------------
 Total assets...................................................................  362,601,634
                                                                                 ------------
LIABILITIES:
Payable for:
 Fund shares redeemed...........................................................    1,003,991
 Investments purchased..........................................................   16,876,665
 Investment advisory and management fees........................................      246,450
 Distribution and service maintenance fees......................................      168,233
 Administration fees............................................................       57,988
 Transfer agent fees and expenses...............................................       72,826
 Directors' fees and expenses...................................................        2,185
 Other accrued expenses.........................................................      239,075
Dividends payable...............................................................      351,822
Commitments (Note 11)...........................................................           --
                                                                                 ------------
 Total liabilities..............................................................   19,019,235
                                                                                 ------------
   Net Assets................................................................... $343,582,399
                                                                                 ============
NET ASSETS REPRESENTED BY:
Common stock, $.01 par value.................................................... $    416,243
Additional paid-in capital......................................................  403,057,660
                                                                                 ------------
                                                                                  403,473,903
Accumulated undistributed net investment income (loss)..........................     (242,675)
Accumulated undistributed net realized gain (loss) on investments...............  (55,433,371)
Unrealized appreciation (depreciation) on investments...........................   (4,215,458)
                                                                                 ------------
   Net Assets................................................................... $343,582,399
                                                                                 ============
CLASS A:
Net assets...................................................................... $146,102,770
Shares outstanding..............................................................   17,692,785
Net asset value and redemption price per share.................................. $       8.26
Maximum sales charge (3.75% of offering price)..................................         0.32
                                                                                 ------------
Maximum offering price to public................................................ $       8.58
                                                                                 ============
CLASS C:
Net assets...................................................................... $197,479,629
Shares outstanding..............................................................   23,931,521
Net asset value, offering and redemption price per share (excluding any
 applicable contingent deferred sales charges).................................. $       8.25
                                                                                 ============
*COST
 Investment securities (unaffiliated)........................................... $351,452,824
                                                                                 ============

See Notes to Financial Statements

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED DECEMBER 31, 2012

INVESTMENT INCOME:
Interest (unaffiliated)........................................................... $18,127,288
Dividends (unaffiliated)..........................................................       1,139
Facility and other fee income (Note 2)............................................   2,089,358
                                                                                   -----------
   Total investment income........................................................  20,217,785
                                                                                   -----------
EXPENSES:
Investment advisory and management fees...........................................   2,928,632
Administration fees...............................................................     689,090
Distribution and service maintenance fees:
  Class A.........................................................................     517,722
  Class C.........................................................................   1,474,683
Transfer agent fees and expenses:
  Class A.........................................................................     335,048
  Class C.........................................................................     444,590
Registration fees:
  Class A.........................................................................      24,125
  Class C.........................................................................      23,513
Accounting service fees...........................................................      64,462
Custodian and accounting fees.....................................................     120,122
Reports to shareholders...........................................................      75,240
Audit and tax fees................................................................     101,141
Legal fees........................................................................      18,965
Directors' fees and expenses......................................................      49,888
Interest expense..................................................................       1,329
Other expenses....................................................................     108,307
                                                                                   -----------
   Total expenses before fee waivers, expense reimbursements and custody credits..   6,976,857
   Fees waived and expenses reimbursed by investment adviser (Note 5).............  (1,391,047)
   Custody credits earned on cash balances........................................         (35)
                                                                                   -----------
   Net expenses...................................................................   5,585,775
                                                                                   -----------
Net investment income (loss)......................................................  14,632,010
                                                                                   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments (unaffiliated)............................  (1,946,487)
Change in unrealized appreciation (depreciation) on investments (unaffiliated)....  14,951,108
                                                                                   -----------
Net realized and unrealized gain (loss) on investments............................  13,004,621
                                                                                   -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................... $27,636,631
                                                                                   ===========

See Notes to Financial Statements

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        STATEMENT OF CHANGES IN NET ASSETS

                                                                       FOR THE YEAR  FOR THE YEAR
                                                                          ENDED         ENDED
                                                                       DECEMBER 31,  DECEMBER 31,
                                                                           2012          2011
                                                                       ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Net investment income (loss)......................................... $ 14,632,010  $ 19,197,704
 Net realized gain (loss) on investments (unaffiliated)...............   (1,946,487)  (10,179,559)
 Net unrealized gain (loss) on investments (unaffiliated).............   14,951,108   (11,283,617)
                                                                       ------------  ------------
Increase (decrease) in net assets resulting from operations...........   27,636,631    (2,265,472)
                                                                       ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income (Class A)......................................   (6,633,424)  (10,260,446)
 Net investment income (Class C)......................................   (8,232,858)   (8,385,337)
                                                                       ------------  ------------
Total distributions to shareholders...................................  (14,866,282)  (18,645,783)
                                                                       ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS (NOTE 3)................................................  (28,915,255)  (65,226,604)
                                                                       ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...............................  (16,144,906)  (86,137,859)
NET ASSETS:
Beginning of period...................................................  359,727,305   445,865,164
                                                                       ------------  ------------
End of period+........................................................ $343,582,399  $359,727,305
                                                                       ============  ============
+Includes accumulated undistributed net investment income (loss)...... $   (242,675) $     (8,403)
                                                                       ============  ============

See Notes to Financial Statements

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        STATEMENT OF CASH FLOWS -- FOR THE YEAR ENDED DECEMBER 31, 2012

INCREASE (DECREASE) IN CASH
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets from operations.................................................................... $  27,636,631

ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS FROM OPERATIONS TO NET CASH USED IN OPERATING ACTIVITIES:
  Purchase of loans/securities................................................................................  (204,707,517)
  Proceeds from loans/securities sold.........................................................................   115,296,989
  Loan principal paydowns.....................................................................................   118,284,732
  Net purchases of short-term securities......................................................................    (8,156,903)
  Accretion of facility fee income............................................................................    (1,395,643)
  Decrease in receivable for dividends and interest...........................................................       303,567
  Decrease in receivable for investments sold.................................................................     1,934,126
  Increase in amount due from investment adviser for expense reimbursements/fee waivers.......................       (20,333)
  Decrease in prepaid expenses and other assets...............................................................         3,250
  Increase in payable for investments purchased...............................................................     8,901,387
  Decrease in payable for investment advisory and management fees.............................................       (15,605)
  Decrease in payable for distribution and maintenance fees...................................................        (9,813)
  Decrease in payable for administration fees.................................................................        (3,672)
  Decrease in other accrued expenses..........................................................................       (55,965)
  Unrealized appreciation on investments......................................................................   (14,951,108)
  Net realized loss from investments..........................................................................     1,946,487
                                                                                                               -------------
Net cash provided by operating activities..................................................................... $  44,990,610
                                                                                                               -------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold.....................................................................................   101,605,547
Payment on shares redeemed....................................................................................  (139,423,086)
Cash dividends paid...........................................................................................    (5,597,894)
                                                                                                               -------------
Net cash used in financing activities......................................................................... $ (43,415,433)
                                                                                                               -------------
Net increase in cash..........................................................................................     1,575,177
Cash balance at beginning of period...........................................................................         2,239
                                                                                                               -------------
Cash balance at end of period................................................................................. $   1,577,416
                                                                                                               =============

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $9,289,688.

See Notes to Financial Statements

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        FINANCIAL HIGHLIGHTS

                                  NET GAIN
                                  (LOSS) ON
               NET               INVESTMENTS                        DIVIDENDS           NET               NET     RATIO OF
              ASSET                 (BOTH               DIVIDENDS   FROM NET           ASSET            ASSETS,   EXPENSES
             VALUE,      NET      REALIZED   TOTAL FROM  FROM NET   REALIZED    TOTAL  VALUE,           END OF   TO AVERAGE
  PERIOD    BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT  GAINS ON   DISTRI- END OF   TOTAL   PERIOD      NET
  ENDED     OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME   INVESTMENTS BUTIONS PERIOD RETURN(2) (000'S)  ASSETS(3)
----------  --------- ---------- ----------- ---------- ---------- ----------- ------- ------ --------- -------- ----------
                                                                    CLASS A
                                                                    -------
12/31/08      $8.88     $0.49      $(3.74)     $(3.25)    $(0.49)   $     --   $(0.49) $5.14   (38.20)% $ 25,546    1.45%
12/31/09       5.14      0.32        2.72        3.04      (0.35)         --    (0.35)  7.83    60.63    103,932    1.45
12/31/10       7.83      0.34        0.46        0.80      (0.36)         --    (0.36)  8.27    10.33    255,026    1.45
12/31/11       8.27      0.36       (0.33)       0.03      (0.34)         --    (0.34)  7.96     0.36    160,949    1.45
12/31/12       7.96      0.36        0.31        0.67      (0.37)         --    (0.37)  8.26     8.51    146,103    1.45
                                                                    CLASS C
                                                                    -------
12/31/08      $8.87     $0.47      $(3.74)     $(3.27)    $(0.46)   $     --   $(0.46) $5.14   (38.31)% $ 86,126    1.75%
12/31/09       5.14      0.32        2.69        3.01      (0.33)         --    (0.33)  7.82    59.94    129,550    1.75
12/31/10       7.82      0.32        0.45        0.77      (0.33)         --    (0.33)  8.26    10.01    190,839    1.75
12/31/11       8.26      0.33       (0.32)       0.01      (0.32)         --    (0.32)  7.95     0.06    198,778    1.75
12/31/12       7.95      0.34        0.30        0.64      (0.34)         --    (0.34)  8.25     8.20    197,480    1.75

              RATIO OF
                 NET
             INVESTMENT
              INCOME TO
  PERIOD       AVERAGE    PORTFOLIO
  ENDED     NET ASSETS(3) TURNOVER
----------  ------------- ---------


12/31/08        6.05%        32%
12/31/09        4.94         74
12/31/10        4.34         41
12/31/11        4.27         63
12/31/12        4.41         61


12/31/08        5.89%        32%
12/31/09        4.88         74
12/31/10        4.03         41
12/31/11        4.02         63
12/31/12        4.12         61

--------
(1)Calculated based upon average shares outstanding.
(2)Total return does not reflect sales load but does include expense reimbursements.
(3)Net of the following expense waivers and/or reimbursements, if applicable (based on average daily net assets) (See Note 5):

                      12/31/08 12/31/09 12/31/10 12/31/11 12/31/12
                      -------- -------- -------- -------- --------
             Class A.   0.65%    0.55%    0.38%    0.33%    0.35%
             Class C.   0.73     0.66     0.48     0.44     0.44

See Notes to Financial Statements

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO PROFILE -- DECEMBER 31, 2012 -- (UNAUDITED)

      INDUSTRY ALLOCATION*
      Media.......................................................   8.5%
      Hotels, Restaurants & Leisure...............................   6.5
      Commercial Services & Supplies..............................   5.1
      IT Services.................................................   4.2
      Health Care Providers & Services............................   3.9
      Software....................................................   3.8
      Registered Investment Companies.............................   3.7
      Chemicals...................................................   3.2
      Food & Staples Retailing....................................   3.2
      Diversified Telecommunication Services......................   3.1
      Pharmaceuticals.............................................   3.0
      Capital Markets.............................................   2.8
      Auto Components.............................................   2.7
      Energy Equipment & Services.................................   2.6
      Diversified Financial Services..............................   2.5
      Metals & Mining.............................................   2.4
      Oil, Gas & Consumable Fuels.................................   2.4
      Semiconductors & Semiconductor Equipment....................   2.3
      Aerospace & Defense.........................................   2.3
      Food Products...............................................   2.2
      Wireless Telecommunication Services.........................   2.2
      Specialty Retail............................................   2.2
      Health Care Equipment & Supplies............................   2.1
      Communications Equipment....................................   1.8
      Machinery...................................................   1.8
      Repurchase Agreements.......................................   1.7
      Insurance...................................................   1.4
      Household Durables..........................................   1.3
      Industrial Power Producers & Energy Traders.................   1.3
      Airlines....................................................   1.3
      Multi Utilities.............................................   1.2
      Internet Software & Services................................   1.2
      Automobiles.................................................   1.1
      Industrial Conglomerates....................................   1.1
      Gas Utilities...............................................   0.8
      Leisure Equipment & Products................................   0.8
      Electronic Equipment, Instruments & Components..............   0.8
      Personal Products...........................................   0.7
      Household Products..........................................   0.7
      Multiline Retail............................................   0.6
      Professional Services.......................................   0.6
      Health Care Technology......................................   0.6
      Containers & Packaging......................................   0.6
      Diversified Consumer Services...............................   0.6
      Road & Rail.................................................   0.6
      Consumer Finance............................................   0.5
      Real Estate Management & Development........................   0.5
      Marine......................................................   0.5
      Life Sciences Tools & Services..............................   0.5
      Building Products...........................................   0.4
      Thrifts & Mortgage Finance..................................   0.3
      Paper & Forest Products.....................................   0.2
      Electrical Equipment........................................   0.2
      Textiles, Apparel & Luxury Goods............................   0.1
      Internet & Catalog Retail...................................   0.1
                                                                   -----
                                                                   102.8%
                                                                   =====

      CREDIT QUALITY+#
      BBB-........................................................   2.1%
      BB+.........................................................   4.7
      BB..........................................................   9.4
      BB-.........................................................  17.0
      B+..........................................................  31.6
      B...........................................................  18.0
      B-..........................................................   5.3
      CCC+........................................................   2.8
      CCC.........................................................   1.5
      Not Rated@ .................................................   7.6
                                                                   -----
                                                                   100.0%
                                                                   =====

--------
*  Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source: Standard and Poor's
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2012

                                              RATINGS/(1)/
                                              (UNAUDITED)
                                              -----------
                                                           INTEREST  MATURITY  PRINCIPAL    VALUE
       INDUSTRY DESCRIPTION           TYPE    MOODY'S  S&P   RATE   DATE/(2)/   AMOUNT     (NOTE 2)
----------------------------------------------------------------------------------------------------
LOANS(3)(4) -- 93.4%
AEROSPACE & DEFENSE -- 2.3%
  DigitalGlobe, Inc................ BTL-B      Ba3     BB+  5.75%   10/07/2018 $1,237,500 $1,243,170
  Hamilton Sundstrand Corp......... 1st Lien    B1     B+    5.00   12/05/2019    650,000    656,557
  Transdigm Group, Inc............. BTL-B      Ba2     BB-   4.00   02/14/2017  1,979,798  1,995,574
  Transdigm Group, Inc............. BTL-B2     Ba2     BB-   4.00   02/14/2017    793,974    800,353
  WESCO Distribution, Inc.......... BTL-B      Ba3     B+    4.50   12/04/2019  1,725,000  1,736,643
  Wyle Laboratories, Inc........... BTL-B      Ba3     BB    5.00   03/26/2017  1,354,965  1,363,432
                                                                                          ----------
                                                                                           7,795,729
                                                                                          ----------
AIRLINES -- 1.3%
  Delta Air Lines, Inc............. BTL-B1     Ba2     B+    5.25   10/18/2018  1,120,000  1,130,150
  Delta Air Lines, Inc............. BTL        Ba2     BB-   5.50   04/20/2017  1,814,807  1,837,936
  United Airlines, Inc............. Tranche B  Ba3     BB-   2.25   02/01/2014  1,086,304  1,085,286
                                                                                          ----------
                                                                                           4,053,372
                                                                                          ----------
AUTO COMPONENTS -- 2.7%
  Allison Transmission, Inc........ BTL-B3     Ba3     BB-   4.25   08/23/2019    861,478    871,170
  August LuxUK Holding Co.......... 1st Lien    B1      B    6.25   04/27/2018    217,063    220,319
  August LuxUK Holding Co.......... 2nd Lien   Caa1    B-   10.50   04/27/2019    565,000    570,650
  August U.S. Holding Co., Inc..... 1st Lien    B1      B    6.25   04/27/2018    166,975    169,479
  August U.S. Holding Co., Inc..... 2nd Lien   Caa1    B-   10.50   04/27/2019    435,000    439,350
  Federal Mogul Corp............... BTL-B      Ba3     B+    2.15   12/27/2014    932,888    858,840
  Federal Mogul Corp............... BTL-C      Ba3     B+    2.15   12/27/2015    475,963    438,184
  Goodyear Tire & Rubber Co........ 2nd Lien   Ba1     BB    4.75   04/12/2019    500,000    504,250
  Remy International, Inc.......... BTL-B       B1     B+    6.25   12/16/2016    942,304    949,960
  UCI International, Inc........... BTL-B      Ba2     B+    5.50   07/26/2017  2,200,100  2,222,101
  Viking Acquisition, Inc.......... BTL-B       B1     B-    6.00   11/05/2016  1,700,300  1,650,707
                                                                                          ----------
                                                                                           8,895,010
                                                                                          ----------
AUTOMOBILES -- 1.1%
  Casco Automotive Group, Inc...... BTL         B1     NR    7.25   11/14/2018  1,000,000  1,000,417
  Chrysler Group LLC............... BTL-B      Ba2     BB    6.00   05/24/2016  2,831,875  2,897,937
                                                                                          ----------
                                                                                           3,898,354
                                                                                          ----------
BUILDING PRODUCTS -- 0.4%
  Armstrong World Industries, Inc.. BTL-B       B1     BB-   4.00   03/10/2018    321,981    324,899
  HD Supply, Inc................... BTL-B       B2     B+    7.25   10/12/2017  1,014,900  1,044,502
                                                                                          ----------
                                                                                           1,369,401
                                                                                          ----------
CAPITAL MARKETS -- 2.8%
  AlixPartners LLC................. BTL-B2     Ba3     B+    6.50   05/29/2019    691,525    700,451
  AlixPartners LLC................. 2nd Lien    B3     B-   10.75   11/29/2019    285,000    288,741
  BNY ConvergEX Group LLC.......... BTL-B       B1     B+    5.25   12/17/2016    191,951    187,032
  BNY ConvergEX Group LLC.......... BTL-B       B1     B+    5.25   12/19/2016    422,936    412,098
  BNY ConvergEX Group LLC.......... BTL-A       B2     B-    8.75   12/17/2017    613,325    579,592
  BNY ConvergEX Group LLC.......... BTL-A       B2     B-    8.75   12/17/2017  1,461,675  1,381,283
  Nuveen Investments, Inc.......... BTL-B       B2      B    5.81   05/13/2017  1,553,480  1,561,247
  Nuveen Investments, Inc.......... BTL         B2      B    5.81   05/13/2017  1,616,520  1,627,634
  Walter Investment Management Co.. Tranche B   B1     B+    5.75   11/15/2017  3,021,750  3,038,747
                                                                                          ----------
                                                                                           9,776,825
                                                                                          ----------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2012 -- (CONTINUED)

                                                           RATINGS/(1)/
                                                           (UNAUDITED)
                                                           ------------
                                                                         INTEREST   MATURITY  PRINCIPAL    VALUE
              INDUSTRY DESCRIPTION                  TYPE   MOODY'S S&P     RATE    DATE/(2)/   AMOUNT     (NOTE 2)
--------------------------------------------------------------------------------------------------------------------
CHEMICALS -- 3.2%
  Chemtura Corp.................................. BTL       Ba1    BB+    5.50%    08/27/2016 $1,890,000 $ 1,921,501
  General Chemical Corp.......................... BTL        B1     B   5.00-5.75  10/06/2015    703,994     708,394
  Hexion Specialty Chemicals, Inc................ BTL-C1    Ba3     B-     4.00    05/05/2015    463,446     464,604
  Hexion Specialty Chemicals, Inc................ BTL-C2    Ba3     B-     4.06    05/05/2015    209,978     210,503
  Houghton International, Inc.................... BTL-B     Ba3     B      5.25    12/16/2019    710,000     715,325
  Ineos U.S. Finance LLC......................... BTL-B      B1     B+     6.50    04/27/2018  1,240,625   1,255,939
  OMNOVA Solutions, Inc.......................... BTL-B     Ba2     B+     5.50    05/31/2017    539,000     545,738
  PQ Corp........................................ 1st Lien   B2     B+     5.25    04/10/2017    635,000     639,128
  Styron LLC..................................... BTL-B      B1     B+     8.00    08/02/2017  1,140,569   1,118,114
  Univar, Inc.................................... BTL-B      B2     B+     5.00    06/30/2017  2,528,375   2,527,672
  Veyance Technologies, Inc...................... 2nd Lien   NR     NR     5.96    07/31/2015    950,000     916,750
                                                                                                         -----------
                                                                                                          11,023,668
                                                                                                         -----------
COMMERCIAL SERVICES & SUPPLIES -- 4.0%
  ACCO Brands Corp............................... BTL-B     Ba1    BB+     4.25    04/30/2019    871,333     879,502
  ADS Waste Holdings, Inc........................ BTL        B1     B+     5.25    10/09/2019  1,305,000   1,322,944
  Altegrity, Inc................................. BTL-B      B1     B      7.75    02/21/2015  1,115,231   1,109,655
  ATI Schools(9)(10)............................. BTL-B     Caa3    NR    12.25    12/30/2014  1,138,627      85,397
  ATI Schools(6)(8)(10).......................... BTL        NR     NR    13.25    06/30/2012    256,258      57,658
  ATI Schools(6)(8)(10).......................... BTL        NR     NR    13.25    06/30/2012     15,830       3,562
  Audio Visual Services Group, Inc............... 1st Lien   B1     B+     6.75    11/09/2018  1,596,000   1,572,060
  AWAS Aviation Capital, Ltd..................... BTL       Ba2    BBB-    4.75    06/18/2018    669,613     674,635
  Brand Energy and Infrastructure Services, Inc.. BTL-B1     B2     B      6.25    10/16/2018  2,051,310   2,030,157
  Brand Energy and Infrastructure Services, Inc.. BTL-B1     B2     B      6.25    10/22/2018    492,315     487,238
  Fly Funding II SARL............................ BTL        NR     NR     5.75    08/09/2018  1,219,563   1,229,853
  KAR Auction Services, Inc...................... BTL-B     Ba3    BB-     5.00    05/18/2017  1,034,250   1,045,239
  Peak 10, Inc................................... BTL-B      B2     B      7.25    10/29/2019    635,000     638,572
  ValleyCrest Cos................................ 1st Lien   NR     NR     8.00    10/04/2016    858,294     849,711
  WCA Waste Systems, Inc......................... BTL        B1     B+     5.50    03/23/2018  1,692,213   1,704,904
                                                                                                         -----------
                                                                                                          13,691,087
                                                                                                         -----------
COMMUNICATIONS EQUIPMENT -- 1.8%
  Sorenson Communications, Inc................... BTL-C      NR     NR     6.00    08/16/2013  4,852,958   4,786,230
  Telesat Holdings, Inc.......................... BTL-B     Ba3    BB-     4.25    03/28/2019  1,457,675   1,470,430
                                                                                                         -----------
                                                                                                           6,256,660
                                                                                                         -----------
CONSUMER FINANCE -- 0.5%
  Fifth Third Processing Solutions LLC........... BTL-B     Ba2    BBB-    3.75    02/27/2019  1,880,788   1,884,314
                                                                                                         -----------
CONTAINERS & PACKAGING -- 0.6%
  Consolidated Container Co...................... BTL-B      B1     B      5.00    07/03/2019    822,938     828,595
  FleetPride, Inc................................ 1st Lien   B1     B      5.25    11/19/2019    680,000     682,834
  TricorBraun, Inc............................... BTL-B      B1     B   5.50-6.50  05/10/2018    548,625     552,968
                                                                                                         -----------
                                                                                                           2,064,397
                                                                                                         -----------
DIVERSIFIED CONSUMER SERVICES -- 0.6%
  Vertrue, Inc.(7)(9)............................ BTL        NR     NR     5.25    08/16/2014  1,558,451     467,535
  Vertrue, Inc.(7)(9)............................ 2nd Lien   NR     NR    13.25    08/14/2015  1,490,000      11,175
  Weight Watchers International, Inc............. BTL-F     Ba1    BB+     4.00    03/15/2019  1,533,413   1,546,347
                                                                                                         -----------
                                                                                                           2,025,057
                                                                                                         -----------
DIVERSIFIED FINANCIAL SERVICES -- 2.5%
  Aptalis Pharma, Inc............................ BTL-B2     B2     B+     5.50    02/10/2017    997,487   1,004,138
  Aptalis Pharma, Inc............................ BTL-B1     B1     BB     5.50    02/11/2017  2,258,851   2,273,911
  BLB Management Services, Inc................... 1st Lien   B1     NR     8.50    11/05/2015    118,299     119,236
  Foxco Acquisition LLC.......................... BTL-B      B1     NR     5.50    07/14/2017    932,663     947,041
  Global Cash Access LLC......................... BTL       Ba3     B+     7.00    03/01/2016  1,157,143   1,164,375
  Ipreo Holdings LLC............................. BTL-2      B1    BB-     6.50    08/05/2017  1,157,100   1,164,332
  Ipreo Holdings LLC............................. BTL-3      B1     NR     6.50    08/05/2017    754,039     758,752
  Visant Corp.................................... BTL        B1    BB-     5.25    12/22/2016  1,360,835   1,236,319
                                                                                                         -----------
                                                                                                           8,668,104
                                                                                                         -----------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2012 -- (CONTINUED)

                                                                  RATINGS/(1)/
                                                                  (UNAUDITED)
                                                                  ------------
                                                                                INTEREST   MATURITY  PRINCIPAL    VALUE
                 INDUSTRY DESCRIPTION                     TYPE    MOODY'S S&P     RATE    DATE/(2)/   AMOUNT     (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.1%
  Cequel Communications LLC............................ BTL-B      Ba2    BB-    4.00%    02/14/2019 $2,446,513 $ 2,461,463
  IPC Systems, Inc..................................... 2nd Lien   Caa2   CCC     5.46    06/01/2015  1,000,000     808,750
  Level 3 Financing, Inc............................... BTL-B3     Ba3     B+     4.75    08/01/2019    981,000     986,620
  Level 3 Financing, Inc............................... Tranche B  Ba3     B+     5.25    08/01/2019  1,425,000   1,440,809
  SBA Finance.......................................... BTL-B      Ba2     BB     3.75    09/20/2019    835,000     840,219
  U.S. TelePacific Corp................................ BTL         B3     B-     5.75    02/23/2017  1,910,472   1,888,183
  West Corp............................................ BTL-B2     Ba3     B+     5.75    06/30/2018  2,149,200   2,180,095
                                                                                                                -----------
                                                                                                                 10,606,139
                                                                                                                -----------
ELECTRICAL EQUIPMENT -- 0.2%
  WireCo WorldGroup, Inc............................... BTL-B      Ba2    BB-     6.00    02/15/2017    678,300     688,475
                                                                                                                -----------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.8%
  Aeroflex, Inc........................................ BTL-B       B1    BB-     5.75    05/09/2018  1,743,851   1,763,469
  CDW Corp............................................. BTL-B       B1     B+     4.00    07/15/2017    921,239     919,758
                                                                                                                -----------
                                                                                                                  2,683,227
                                                                                                                -----------
ENERGY EQUIPMENT & SERVICES -- 2.4%
  Aquilex Holdings LLC................................. BTL-B       B3     NR     8.75    04/01/2016  1,204,280   1,207,290
  FTS International LLC................................ BTL-B       B3    CCC+ 8.50-9.25  05/06/2016  2,011,038   1,677,960
  Pinnacle Holdco SARL................................. BTL         B1     B+     6.50    07/24/2019  1,670,813   1,674,572
  Pinnacle Holdco SARL................................. 2nd Lien   Caa1   CCC+   10.50    07/24/2020    786,000     798,773
  Shelf Drilling International Holdings, Ltd........... BTL        Ba1     B+     6.25    05/31/2018  3,000,000   2,970,000
                                                                                                                -----------
                                                                                                                  8,328,595
                                                                                                                -----------
FOOD & STAPLES RETAILING -- 3.2%
  AdvancePierre Foods, Inc............................. BTL-B1      B1     B      5.75    07/10/2017  1,440,000   1,458,900
  BJ's Wholesale Club, Inc............................. 1st Lien    B3     B      5.75    09/20/2019  1,820,000   1,847,626
  Rite Aid Corp........................................ BTL-B2      B2     B+     1.97    06/04/2014  1,370,085   1,363,920
  Rite Aid Corp........................................ BTL-B5      B2     B+     4.50    03/02/2018  2,383,512   2,382,022
  Roundy's Supermarkets, Inc........................... BTL-B       B1     B+     5.75    02/13/2019    889,883     839,383
  Sprouts Farmers Market LLC........................... BTL-B       B2     B+     6.00    04/18/2018  2,240,100   2,265,301
  Sprouts Farmers Market LLC........................... BTL         B2     B+     6.00    04/20/2018    165,170     167,028
  U.S. Foodservice..................................... BTL         B3     B-     5.75    03/31/2017    658,001     661,703
                                                                                                                -----------
                                                                                                                 10,985,883
                                                                                                                -----------
FOOD PRODUCTS -- 2.2%
  Brickman Group Holdings, Inc......................... BTL-B       B1     B+     5.50    10/14/2016  2,001,323   2,036,346
  Michael Foods, Inc................................... BTL-B      Ba3     B+     4.25    02/25/2018  1,950,041   1,965,886
  Pinnacle Foods Group, Inc............................ BTL-B      Ba3     B+     3.71    10/02/2016    944,782     950,687
  Pinnacle Foods Group, Inc............................ BTL-E      Ba3     B+     4.75    10/17/2018    337,450     340,463
  Pinnacle Operating Corp.............................. BTL-B1      B2     B      6.75    11/14/2018  1,436,400   1,409,468
  Pinnacle Operating Corp.............................. BTL-B2     Caa1   CCC+   11.50    05/13/2019  1,000,000     955,000
                                                                                                                -----------
                                                                                                                  7,657,850
                                                                                                                -----------
GAS UTILITIES -- 0.4%
  EP Energy LLC........................................ BTL-B1     Ba3     B+     5.00    05/24/2018    735,000     741,169
  NGPL PipeCo LLC...................................... BTL-B      Ba3     B+     6.75    09/15/2017    699,107     717,109
                                                                                                                -----------
                                                                                                                  1,458,278
                                                                                                                -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.1%
  Bausch & Lomb, Inc................................... BTL-B       B1     B+     5.25    05/17/2019  1,218,875   1,231,499
  Catalent Pharma Solutions, Inc....................... BTL        Ba3    BB-     4.21    09/15/2016  1,890,000   1,903,585
  Hologic, Inc......................................... BTL-B      Ba2    BBB-    4.50    08/01/2019    802,988     813,610
  Immucor, Inc......................................... BTL-B      Ba3    BB-     5.75    08/17/2018    864,095     875,977
  Kinetic Concepts, Inc................................ BTL-B       NR     NR     5.50    05/04/2018    405,900     411,354
  Vantage Oncology, Inc................................ BTL-B       B2     B      7.75    01/31/2017    204,773     196,582
  Vantage Oncology, Inc................................ BTL         B2     B      7.75    01/31/2017  1,685,530   1,618,109
                                                                                                                -----------
                                                                                                                  7,050,716
                                                                                                                -----------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2012 -- (CONTINUED)

                                                          RATINGS/(1)/
                                                          (UNAUDITED)
                                                          ------------
                                                                        INTEREST   MATURITY  PRINCIPAL    VALUE
           INDUSTRY DESCRIPTION                  TYPE     MOODY'S S&P     RATE    DATE/(2)/   AMOUNT     (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 3.9%
  Alliance HealthCare Services, Inc......... BTL-B         Ba3    BB-    7.25%    06/01/2016 $  242,335 $   239,609
  DaVita, Inc............................... BTL-B2        Ba2    BB-     4.00    08/23/2019  1,225,000   1,236,225
  DaVita, Inc............................... BTL-B         Ba2    BB-     4.50    10/20/2016  1,710,100   1,724,208
  HCA, Inc.................................. Tranche B3    Ba3     BB     3.46    03/31/2018    500,000     501,920
  Health Management Associates, Inc......... BTL-B         Ba3    BB-     4.50    11/18/2018    608,850     614,501
  inVentiv Health, Inc...................... BTL-B          NR     B      6.50    08/04/2016  1,175,506   1,131,425
  MModal, Inc............................... 1st Lien      Ba3    BB-     6.75    08/17/2019  1,346,663   1,296,163
  Multiplan, Inc............................ BTL           Ba3     B      4.75    08/26/2017  2,130,967   2,146,949
  National Surgical Hospitals, Inc.......... BTL            B2     B      8.25    02/03/2017  1,336,377   1,306,308
  Sheridan Holdings, Inc.................... 1st Lien       B1     B+     6.00    06/29/2018  1,024,850   1,039,582
  Sheridan Holdings, Inc.................... 2nd Lien      Caa1    B-     9.00    06/29/2019    721,000     732,266
  U.S. Renal Care, Inc...................... 1st Lien       B1     B+     6.25    07/02/2019    805,950     818,039
  U.S. Renal Care, Inc...................... 2nd Lien      Caa1   CCC+   10.25    12/27/2019    666,000     675,158
                                                                                                        -----------
                                                                                                         13,462,353
                                                                                                        -----------
HEALTH CARE TECHNOLOGY -- 0.6%
  Emdeon Business Services LLC.............. BTL-B         Ba3    BB-     5.00    11/02/2018    271,585     274,674
  IMS Health, Inc........................... BTL-B         Ba3    BB-     4.50    08/26/2017  1,822,373   1,836,748
                                                                                                        -----------
                                                                                                          2,111,422
                                                                                                        -----------
HOTELS, RESTAURANTS & LEISURE -- 6.2%
  24 Hour Fitness Worldwide, Inc............ BTL-B         Ba3     B+     7.50    04/22/2016  1,569,862   1,585,169
  Affinity Gaming LLC....................... BTL-B         Ba3     BB     5.50    11/09/2017    927,988     937,267
  Caesars Entertainment Operating Co., Inc.. BTL-B2         B2     B      4.46    01/28/2018  4,000,000   3,467,224
  DineEquity, Inc........................... BTL-B         Ba2    BB-     4.25    10/19/2017  1,131,719   1,143,036
  Golden Nugget, Inc.(10)(11)............... Delayed Draw  Caa3    B-     3.21    06/30/2014    719,760     692,769
  Golden Nugget, Inc.(10)(11)............... 1st Lien      Caa3    B-     3.22    06/30/2014  1,264,488   1,217,070
  Greektown Casino LLC(15).................. BTL-B          B2    BB-     5.00    12/18/2018  2,345,000   2,347,931
  Landry's Restaurants, Inc................. BTL-B          B1     B+     6.50    04/24/2018    555,800     562,748
  MGM Resorts International................. BTL-B         Ba2     BB     4.25    12/27/2019  2,835,000   2,869,553
  OSI Restaurant Partners LLC............... BTL-B1         B1     BB  4.75-5.75  10/26/2019  1,515,000   1,531,886
  Quizno's LLC(10)(11)...................... 1st Lien       NR     NR     9.00    01/24/2017  1,797,166   1,419,761
  Rock Ohio Caesars LLC..................... BTL            NR    BB-     8.50    08/19/2017    800,000     820,000
  Six Flags Theme Parks, Inc................ BTL-B         Ba2    BB+  4.00-5.25  12/20/2018    748,043     752,785
  Town Sports International Holdings, Inc... BTL-B         Ba3     B+     5.75    05/11/2018  1,797,161   1,818,128
                                                                                                        -----------
                                                                                                         21,165,327
                                                                                                        -----------
HOUSEHOLD DURABLES -- 1.3%
  NXP BV.................................... BTL-B          B2     B+     5.25    03/19/2019    992,500   1,002,631
  NXP BV.................................... BTL-A2         B2     B+     5.50    03/04/2017    691,250     706,263
  Tempur-Pedic International, Inc.(15)...... BTL-B         Ba3     BB      --     11/20/2019    900,000     912,562
  Wilsonart International Holdings LLC...... BTL            B2    BB-     5.50    10/19/2019  1,100,000   1,109,900
  Yankee Candle Co., Inc.................... BTL            B1     B+     5.25    04/02/2019    772,614     782,271
                                                                                                        -----------
                                                                                                          4,513,627
                                                                                                        -----------
HOUSEHOLD PRODUCTS -- 0.7%
  Reynolds Group Holdings, Inc.............. Tranch E       B1     B+     4.75    09/20/2018  1,940,138   1,966,704
  Spectrum Brands, Inc...................... BTL-B1        Ba3     B      4.50    11/06/2019    540,000     545,358
                                                                                                        -----------
                                                                                                          2,512,062
                                                                                                        -----------
INDUSTRIAL CONGLOMERATES -- 1.1%
  American Rock Salt Co. LLC................ BTL-B          B3     B      5.50    04/25/2017  1,699,125   1,679,301
  Fram Group Holdings, Inc.................. 1st Lien       B1     B      6.50    07/29/2017    538,188     539,869
  Harland Clarke Holdings Corp.............. BTL-B2         B1     NR     5.46    06/30/2017    713,129     691,736
  Sequa Corp................................ BTL-B          B1     B      5.25    05/29/2017    876,996     877,361
                                                                                                        -----------
                                                                                                          3,788,267
                                                                                                        -----------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2012 -- (CONTINUED)

                                                              RATINGS/(1)/
                                                              (UNAUDITED)
                                                              ------------
                                                                            INTEREST   MATURITY  PRINCIPAL    VALUE
               INDUSTRY DESCRIPTION                    TYPE   MOODY'S S&P     RATE    DATE/(2)/   AMOUNT     (NOTE 2)
-----------------------------------------------------------------------------------------------------------------------
INDUSTRIAL POWER PRODUCERS & ENERGY TRADERS -- 1.3%
  AES Corp.......................................... BTL-B     Ba1    BB+    4.25%    06/01/2018 $  891,129 $   901,950
  Calpine Corp...................................... BTL-B      B1    BB-     4.50    04/01/2018  1,070,913   1,083,265
  Calpine Corp...................................... BTL        B1     NR     4.50    10/09/2019  1,542,135   1,559,308
  LS Power Funding Corp............................. BTL       Ba2    BB+     5.50    06/28/2019    780,175     792,853
                                                                                                            -----------
                                                                                                              4,337,376
                                                                                                            -----------
INSURANCE -- 1.4%
  Asurion Corp...................................... BTL-B      NR    BB-     5.50    05/24/2018  2,364,394   2,391,485
  Asurion Corp...................................... 2nd Lien   NR     B-     9.00    05/24/2019    780,255     805,613
  Asurion Corp...................................... BTL        NR     B-    11.00    09/02/2019    550,000     585,063
  USI Holdings Corp................................. BTL        B3     B-     5.25    12/27/2019  1,040,000   1,039,134
                                                                                                            -----------
                                                                                                              4,821,295
                                                                                                            -----------
INTERNET & CATALOG RETAIL -- 0.1%
  Acosta, Inc....................................... BTL        NR     NR     5.00    03/02/2018    443,888     446,939
                                                                                                            -----------
INTERNET SOFTWARE & SERVICES -- 1.1%
  Web.com Group, Inc................................ BTL-B     Ba3     B      5.50    10/27/2017    946,794     955,670
  Zayo Group LLC.................................... 1st Lien   B1     B      5.25    07/02/2019  2,642,720   2,674,433
                                                                                                            -----------
                                                                                                              3,630,103
                                                                                                            -----------
IT SERVICES -- 3.5%
  Ceridian Corp..................................... BTL        B1     B-     5.96    05/09/2017  1,073,743   1,074,280
  Evertec, Inc...................................... BTL-B     Ba3    BB-     5.50    09/30/2016    435,000     438,534
  First Data Corp................................... BTL-B      B1     B+     4.21    03/24/2018  6,218,681   5,936,682
  First Data Corp................................... BTL-1      B3     B+     5.21    09/24/2018  1,800,000   1,769,625
  MoneyGram International, Inc...................... BTL-B     Ba2    BB-     4.25    11/18/2017    490,897     490,284
  Sungard Data Systems, Inc......................... BTL-B     Ba3     BB  3.84-3.94  02/28/2016    664,060     668,617
  Sungard Data Systems, Inc......................... BTL       Ba3     BB     3.96    02/28/2017    713,992     718,893
  TransFirst Holdings, Inc.......................... BTL-B      B1     B      6.25    12/05/2017    590,000     591,475
  TransFirst Holdings, Inc.......................... 2nd Lien  Caa2   CCC+   11.00    05/04/2018    250,000     247,500
                                                                                                            -----------
                                                                                                             11,935,890
                                                                                                            -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.8%
  Freedom Group, Inc................................ BTL-B     Ba3     B+     5.50    04/19/2019    290,675     284,135
  SRAM LLC.......................................... BTL-B     Ba3     B+  4.75-5.75  06/07/2018  1,616,709   1,624,792
  SRAM LLC.......................................... 2nd Lien   B3     B-     8.50    12/07/2018    875,000     888,125
                                                                                                            -----------
                                                                                                              2,797,052
                                                                                                            -----------
LIFE SCIENCES TOOLS & SERVICES -- 0.5%
  Pharmaceutical Product Development, Inc........... BTL-B     Ba3     B+     6.25    12/05/2018  1,598,850   1,626,331
                                                                                                            -----------
MACHINERY -- 1.8%
  Alliance Laundry Systems LLC...................... BTL        B2     NR     5.50    12/07/2018    580,000     586,525
  Harbor Freight Tools USA, Inc..................... BTL-B      B1     B+     5.50    11/14/2017  1,036,150   1,048,239
  Navistar International Corp....................... BTL-B     Ba3     B+     7.00    08/17/2017    925,000     931,938
  Pro Mach, Inc..................................... BTL-B      B2     B+     5.00    07/06/2017  1,511,129   1,530,019
  Rexnord Corp...................................... BTL-B     Ba2     BB     4.50    04/01/2018  1,906,776   1,926,441
                                                                                                            -----------
                                                                                                              6,023,162
                                                                                                            -----------
MARINE -- 0.5%
  Dockwise Transport BV............................. BTL-B      NR     NR     1.96    04/10/2015    175,933     175,053
  Dockwise Transport BV............................. BTL-B2     NR     NR     2.06    01/11/2015    359,958     358,159
  Dockwise Transport BV............................. BTL-C2     NR     NR     2.94    01/11/2016    360,227     358,425
  Dockwise Transport BV............................. BTL-C      NR     NR     2.94    04/10/2016    147,578     146,840
  Dockwise Transport BV............................. BTL-D      NR     NR     4.71    07/11/2016    241,913     240,703
  Dockwise Transport BV............................. BTL-D2     NR     NR     4.71    07/11/2016    483,825     481,406
                                                                                                            -----------
                                                                                                              1,760,586
                                                                                                            -----------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2012 -- (CONTINUED)

                                                      RATINGS/(1)/
                                                      (UNAUDITED)
                                                      ------------
                                                                    INTEREST   MATURITY  PRINCIPAL    VALUE
         INDUSTRY DESCRIPTION                TYPE     MOODY'S S&P     RATE    DATE/(2)/   AMOUNT     (NOTE 2)
---------------------------------------------------------------------------------------------------------------
MEDIA -- 7.7%
 Advanstar Communications, Inc.......... 1st Lien      Caa2   CCC+   2.57%    05/31/2014 $1,892,368 $ 1,654,246
 Alpha D2, Ltd.......................... BTL-B2        Ba3     B+     6.00    04/30/2019  2,481,281   2,521,602
 Charter Communications Operating LLC... BTL-D         Baa3   BB+     4.00    05/15/2019  1,538,375   1,552,557
 Cinram International, Inc.(9)(10)(12).. 1st Lien       NR     NR    19.25    12/31/2013    470,666      97,663
 Cumulus Media, Inc..................... 1st Lien      Ba2     NR     4.50    09/16/2018  1,531,642   1,538,753
 Cumulus Media, Inc..................... 2nd Lien       B2    CCC+    7.50    09/16/2019  1,070,000   1,104,775
 Dallas Sports & Entertainment LP....... BTL            NR     NR     4.46    11/16/2018    534,602     498,516
 Fender Musical Instruments Corp........ Delayed Draw   B2     B      2.47    06/09/2014    261,386     261,386
 Fender Musical Instruments Corp........ BTL-B          B2     B      2.47    06/09/2014    517,274     517,274
 Getty Images, Inc...................... BTL-B          B1     B      4.75    10/18/2019  1,915,000   1,920,086
 Gray Television, Inc................... BTL-B          B2     B+     4.75    10/14/2019  1,108,559   1,116,180
 Hicks Sports Group+(7)(8).............. BTL-B          NR     NR     6.75    12/22/2011  1,172,242     334,089
 Interactive Data Corp.................. BTL-B         Ba3     B+     4.50    02/11/2018  2,240,087   2,254,773
 Kabel Deutschland AG................... BTL-F          NR     NR     4.25    01/20/2019  1,010,000   1,017,365
 LIN Television Corp.................... BTL-B         Ba2    BB-     5.00    12/21/2018    722,700     728,120
 Mediacom Broadband LLC................. BTL-F         Ba3    BB-     4.50    10/23/2017  1,453,185   1,457,726
 Mediacom LLC........................... BTL-E         Ba3    BB-     4.50    10/23/2017  1,693,759   1,692,700
 Rovi Solutions Corp.................... BTL-B         Ba2     BB     4.00    02/07/2018    803,925     794,881
 Sinclair Television Group, Inc......... BTL-B         Ba1    BB+     4.00    10/28/2016    765,661     771,078
 Tribune Co............................. BTL           Ba3     NR     4.00    12/17/2019  2,600,000   2,600,325
 Truven Health Analytics, Inc........... BTL-B         Ba3     B+     5.75    06/06/2019    313,425     314,404
 Univision Communications, Inc.......... BTL-B          B2     B+     4.46    03/31/2017    649,797     640,405
 WideOpenWest Finance LLC............... BTL-B          B1     B      6.25    07/12/2018    930,325     942,463
                                                                                                    -----------
                                                                                                     26,331,367
                                                                                                    -----------
METALS & MINING -- 2.4%
 Fortescue Metals Group, Ltd............ BTL           Ba1    BB+     5.25    10/18/2017  3,845,363   3,884,116
 Novelis, Inc........................... BTL-B         Ba2    BB-     4.00    03/10/2017  1,760,839   1,778,007
 Tube City IMS Corp..................... BTL-B          B1     B+     5.75    03/20/2019  2,640,050   2,673,051
                                                                                                    -----------
                                                                                                      8,335,174
                                                                                                    -----------
MULTI UTILITIES -- 1.2%
 Texas Competitive Electric Holdings
   Co. LLC.............................. BTL           Caa1   CCC  4.71-4.81  10/10/2017  6,174,956   4,158,172
                                                                                                    -----------
MULTILINE RETAIL -- 0.6%
 99 Cents Only Store.................... BTL-B          B2     B+     5.25    01/13/2019    524,710     531,361
 Lord & Taylor, Ltd..................... BTL-B         Ba3     BB     5.75    01/11/2019    176,881     178,788
 Neiman Marcus Group, Inc............... BTL-B          B2     B+     4.75    05/16/2018  1,500,000   1,504,791
                                                                                                    -----------
                                                                                                      2,214,940
                                                                                                    -----------
OIL, GAS & CONSUMABLE FUELS -- 2.2%
 Arch Coal, Inc......................... BTL           Ba3     BB     5.75    05/17/2018  1,457,676   1,476,158
 Energy Transfer Equity LP.............. BTL-B         Ba2     BB     3.75    03/23/2017  2,170,000   2,190,174
 MEG Energy Corp........................ BTL-B         Ba1    BBB-    4.00    03/18/2018    750,375     757,996
 Pilot Travel Centers LLC............... BTL-B2        Ba2     BB     4.25    08/07/2019    299,250     301,931
 Plains Exploration & Production Co..... BTL-B         Ba1     BB     4.00    09/13/2019  1,305,000   1,310,981
 Samson Investment Co................... 2nd Lien       B1     B+     6.00    09/19/2018  1,500,000   1,515,938
                                                                                                    -----------
                                                                                                      7,553,178
                                                                                                    -----------
PAPER & FOREST PRODUCTS -- 0.2%
 Unifrax Corp........................... BTL-B          B2     B+     6.50    11/28/2018    693,000     701,085
                                                                                                    -----------
PERSONAL PRODUCTS -- 0.7%
 NBTY, Inc.............................. BTL-B         Ba3    BB-     4.25    10/01/2017    548,719     554,788
 Revlon, Inc............................ BTL-B         Ba3    BB-     4.75    11/19/2017  1,983,658   1,999,901
                                                                                                    -----------
                                                                                                      2,554,689
                                                                                                    -----------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2012 -- (CONTINUED)

                                                             RATINGS/(1)/
                                                             (UNAUDITED)
                                                             ------------
                                                                          INTEREST  MATURITY  PRINCIPAL    VALUE
              INDUSTRY DESCRIPTION                   TYPE    MOODY'S S&P    RATE   DATE/(2)/   AMOUNT     (NOTE 2)
--------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS -- 3.0%
  Alkermes, Inc.................................. BTL-B        B1     BB    4.50%  09/18/2019 $1,521,188 $ 1,538,935
  Capsugel Healthcare, Ltd....................... BTL-B        B1    BB-    4.75   08/01/2018  1,748,521   1,770,378
  ConvaTec, Inc.................................. BTL-B       Ba3     B+    5.00   12/22/2016    495,000     502,425
  Grifols SA..................................... BTL-B       Ba2    BB+    4.50   06/01/2017  1,505,098   1,521,717
  Jazz Pharmaceuticals PLC....................... BTL-B       Ba3    BBB-   5.25   06/12/2018    307,125     311,476
  Quintiles Transnational Corp................... BTL-B        NR    BB-    5.00   06/08/2018  1,696,656   1,710,442
  Quintiles Transnational Corp................... BTL          B3     B     7.50   02/26/2017    800,000     813,000
  Valeant Pharmaceuticals International, Inc..... BTL-B       Ba1    BBB-   4.25   09/27/2019    875,000     881,198
  Warner Chilcott PLC............................ BTL-B3      Ba3    BBB-   4.25   03/15/2018    367,682     370,472
  Warner Chilcott PLC............................ Tranche B1  Ba3    BBB-   4.25   03/15/2018    534,809     538,868
  Warner Chilcott PLC............................ Tranche B2  Ba3    BBB-   4.25   03/15/2018    267,405     269,434
  Warner Chilcott PLC............................ BTL-B1      Ba3    BBB-   4.25   03/15/2018    203,105     204,647
                                                                                                         -----------
                                                                                                          10,432,992
                                                                                                         -----------
PROFESSIONAL SERVICES -- 0.6%
  Bankruptcy Management Solutions, Inc.(10)(11).. 2nd Lien     NR     NR    8.21   08/20/2015    140,547       5,622
  Nexeo Solutions LLC............................ BTL-B1       B1     B     5.00   09/08/2017  1,510,488   1,485,943
  Nexeo Solutions LLC............................ BTL-B2       B1     B     5.00   09/08/2017    663,338     653,111
                                                                                                         -----------
                                                                                                           2,144,676
                                                                                                         -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.5%
  Realogy Corp................................... CLTL         B1     B-    4.46   10/10/2016    208,340     209,252
  Realogy Corp................................... BTL          B1     B-    4.46   10/10/2016  1,596,593   1,603,579
                                                                                                         -----------
                                                                                                           1,812,831
                                                                                                         -----------
ROAD & RAIL -- 0.6%
  Swift Transportation Co., Inc.................. BTL-B        B1     BB    5.00   12/21/2017  1,957,862   1,980,092
                                                                                                         -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.3%
  Freescale Semiconductor, Inc................... BTL          B1     B     4.46   12/01/2016  4,074,472   4,006,563
  Freescale Semiconductor, Inc................... BTL-B2       B1     B     6.00   12/01/2016  2,858,400   2,844,108
  Microsemi Corp................................. BTL-B       Ba2     BB    4.00   02/03/2018  1,193,238   1,204,276
                                                                                                         -----------
                                                                                                           8,054,947
                                                                                                         -----------
SOFTWARE -- 3.8%
  Attachmate Corp................................ BTL          B1    BB-    7.25   11/22/2017    693,963     701,645
  Eagle Parent, Inc.............................. BTL-B        B1     B+    5.00   05/16/2018  2,807,250   2,831,813
  Hyland Software, Inc........................... BTL          B2     B     5.50   10/25/2019  1,835,000   1,842,742
  Kronos, Inc.................................... BTL-C       Ba3     B     5.50   10/30/2019  2,435,000   2,463,916
  Kronos, Inc.................................... 2nd Lien    Caa1   CCC+   9.75   04/30/2020  1,745,000   1,753,725
  Lawson Software, Inc........................... BTL-B       Ba3     B+    5.25   04/05/2018  1,090,168   1,102,262
  Magic Newco LLC................................ BTL         Ba3     B+    7.25   12/12/2018  1,481,288   1,495,360
  RedPrairie Corp................................ 1st Lien     B1     B+    6.75   12/14/2018    760,000     760,136
                                                                                                         -----------
                                                                                                          12,951,599
                                                                                                         -----------
SPECIALTY RETAIL -- 2.0%
  J Crew Operating Corp.......................... BTL-B        B1     B     4.50   03/07/2018  1,817,313   1,827,282
  Michaels Stores, Inc........................... BTL-B2       B1    BB-    4.81   07/31/2016  1,468,693   1,483,905
  Party City Holdings, Inc....................... BTL          B1     B     5.75   07/27/2019  1,855,350   1,877,963
  Serta Simmons Holdings LLC..................... BTL-B        B1     B+    5.00   10/01/2019  1,515,000   1,519,313
                                                                                                         -----------
                                                                                                           6,708,463
                                                                                                         -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.1%
  Phillips-Van Heusen Corp.(15).................. BTL-B       Ba1    BBB-   3.25   12/19/2019    445,000     448,258
                                                                                                         -----------
THRIFTS & MORTGAGE FINANCE -- 0.3%
  Ocwen Financial Corp........................... BTL-B        NR     B     7.00   09/01/2016    978,778     983,672
                                                                                                         -----------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2012 -- (CONTINUED)

                                                          RATINGS/(1)/
                                                          (UNAUDITED)
                                                          ------------
                                                                       INTEREST  MATURITY    PRINCIPAL      VALUE
              INDUSTRY DESCRIPTION                  TYPE  MOODY'S S&P    RATE   DATE/(2)/  AMOUNT/SHARES   (NOTE 2)
---------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 2.2%
 Cricket Communications, Inc...................... BTL     Ba2     B+    4.75%  10/10/2019  $  495,000   $    499,022
 Crown Castle International Corp.................. BTL-B   Ba2     B+    4.00   01/31/2019     999,900      1,006,899
 Intelstat Jackson Holdings, Ltd.................. BTL      B1    BB-    4.50   04/02/2018   1,997,462      2,016,010
 MetroPCS Wireless, Inc........................... BTL-B3  Ba1     BB    4.00   05/18/2018   1,753,817      1,761,125
 Syniverse Technologies, Inc...................... BTL-B    B1    BB-    5.00   04/23/2019   2,284,520      2,304,510
                                                                                                         ------------
                                                                                                            7,587,566
                                                                                                         ------------
 TOTAL LOANS (cost $324,013,843)..................                                                        320,746,634
                                                                                                         ------------
U.S. CORPORATE BONDS & NOTES -- 3.8%
COMMERCIAL SERVICES & SUPPLIES -- 1.1%
 Reynolds Group Issuer, Inc.*..................... Bond     B1     B+    5.75   10/15/2020   2,000,000      2,065,000
 Ladder Capital Finance Holdings LLP*............. Bond    Ba3     B+    7.38   10/01/2017   1,710,000      1,757,025
                                                                                                         ------------
                                                                                                            3,822,025
                                                                                                         ------------
ENERGY EQUIPMENT & SERVICES -- 0.2%
 Shelf Drilling Holdings, Ltd.*................... Bond     B1     B     8.63   11/01/2018     695,000        712,375
                                                                                                         ------------
GAS UTILITIES -- 0.4%
 EP Energy LLC.................................... Bond     NR     B     9.38   05/01/2020   1,258,000      1,418,395
                                                                                                         ------------
HOTELS, RESTAURANTS & LEISURE -- 0.3%
 Caesars Entertainment Operating Co., Inc......... Bond     B2     B     8.50   02/15/2020   1,225,000      1,215,813
                                                                                                         ------------
INTERNET SOFTWARE & SERVICE -- 0.1%
 Zayo Group LLC................................... Bond     B1     B     8.13   01/01/2020     340,000        378,250
                                                                                                         ------------
IT SERVICES -- 0.7%
 Ceridian Corp.*.................................. Bond     B1     B-    8.88   07/15/2019     590,000        640,150
 First Data Corp.*................................ Bond     B1     B+    7.38   06/15/2019   1,635,000      1,692,225
                                                                                                         ------------
                                                                                                            2,332,375
                                                                                                         ------------
MEDIA -- 0.6%
 CCO Holdings LLC................................. Bond     B1    BB-    5.25   09/30/2022   1,000,000      1,012,500
 Unitymedia Hessen GmbH & Co. KG*................. Bond    Ba3    BB-    5.50   01/15/2023     870,000        898,275
                                                                                                         ------------
                                                                                                            1,910,775
                                                                                                         ------------
OIL, GAS & CONSUMABLE FUELS -- 0.2%
 MEG Energy Corp.*................................ Bond     B1     BB    6.38   01/30/2023     570,000        594,225
                                                                                                         ------------
SPECIALTY RETAIL -- 0.2%
 Party City Holdings, Inc.*....................... Bond    Caa1   CCC+   8.88   08/01/2020     540,000        579,150
                                                                                                         ------------
 TOTAL U.S. CORPORATE BONDS & NOTES (cost
 $12,416,313).....................................                                                         12,963,383
                                                                                                         ------------
COMMON STOCK -- 0.0%
DIVERSIFIED FINANCIAL SERVICES -- 0.0%
 Bankruptcy Management Solutions, Inc.+(5)(6).....                                               1,360              0
 BLB Management Services, Inc.+...................                                               5,141         92,538
                                                                                                         ------------
                                                                                                               92,538
                                                                                                         ------------
MEDIA -- 0.0%
 Berry Co. LLC+(5)(6).............................                                               1,136         51,415
                                                                                                         ------------
 TOTAL COMMON STOCK (cost $704,457)...............                                                            143,953
                                                                                                         ------------
MEMBERSHIP INTEREST -- 0.2%
MEDIA -- 0.2%
 VSS-AHC Holdings LLC+(5)(6)......................                                              12,608        370,801
 NextMedia Operating, Inc.+(5)(6).................                                               7,916        200,750
                                                                                                         ------------
 TOTAL MEMBERSHIP INTEREST (cost $1,506,366)......                                                            571,551
                                                                                                         ------------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2012 -- (CONTINUED)

                                                                             PRINCIPAL      VALUE
                     INDUSTRY DESCRIPTION                                  AMOUNT/SHARES   (NOTE 2)
------------------------------------------------------------------------------------------------------
WARRANTS -- 0.0%
DIVERSIFIED FINANCIAL SERVICES -- 0.0%
  Bankruptcy Management Solutions, Inc.
   Expires 10/01/2017
   (Strike Price $30.00)+(5)(6)
   (cost $0)....................................................                    126  $          0
                                                                                         ------------
  TOTAL LONG-TERM INVESTMENT SECURITIES (cost $338,640,979).....                          334,425,521
                                                                                         ------------
SHORT-TERM INVESTMENT SECURITIES -- 3.7%
REGISTERED INVESTMENT COMPANIES -- 3.7%
  SSgA Money Market Fund (cost $12,811,845).....................            $12,811,845    12,811,845
                                                                                         ------------
REPURCHASE AGREEMENTS -- 1.7%
  Bank of America Securities LLC Joint Repurchase Agreement(13).              1,055,000     1,055,000
  Barclays Capital, Inc. Joint Repurchase Agreement(13).........                975,000       975,000
  BNP Paribas SA Joint Repurchase Agreement(13).................                975,000       975,000
  Deutsche Bank AG Joint Repurchase Agreement(13)...............                380,000       380,000
  Royal Bank of Scotland Joint Repurchase Agreement(13).........              1,310,000     1,310,000
  UBS Securities LLC Joint Repurchase Agreement(13).............              1,220,000     1,220,000
                                                                                         ------------
  Total Repurchase Agreements (cost $5,915,000).................                            5,915,000
                                                                                         ------------
TOTAL INVESTMENTS
  (cost $357,367,824) (14)......................................                  102.8%  353,152,366
LIABILITIES IN EXCESS OF OTHER ASSETS...........................                   (2.8)   (9,569,967)
                                                                            -----------  ------------
NET ASSETS......................................................                  100.0% $343,582,399
                                                                            ===========  ============

--------
BTL Bank Term Loan
CLTLCredit Linked Term Loan
NR  Security is not rated.
+   Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At December 31, 2012, the aggregate value of these securities was $8,938,425, representing 2.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1) Bank loans rated below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered below investment grade. Ratings provided are as of December 31, 2012.
(2) Based on the stated maturity, the weighted average to maturity of the loans held in the portfolio will be approximately 62 months. Loans in the Fund's portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(3) The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(4) All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(5) Illiquid security. At December 31, 2012, the aggregate value of these securities was $622,966, representing 0.2% of net assets.
(6) Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(7) Company has filed for Chapter 11 bankruptcy protection.
(8) Loan is in default and did not pay principal at maturity. Final outcome of Chapter 11 bankruptcy still to be determined.
(9) Loan is in default.
(10)PIK ("Payment-In-Kind") security. Income may be paid in additional loans or cash at the discretion of the issuer.
(11)Security currently paying interest in the form of additional loans.
(12)Company has filed for bankruptcy protection in country of issuance.
(13)See Note 2 for details of the Joint Repurchase Agreement.
(14)See Note 6 for cost of investments on a tax basis.
(15)As of December 31, 2012, the loan has not settled and as a result, the interest rate is estimated based on information available.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2012 -- (CONTINUED)

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2012 (see Note 2):

                                    LEVEL 1--UNADJUSTED  LEVEL 2--OTHER   LEVEL 3--SIGNIFCANT
                                       QUOTED PRICES    OBSERVABLE INPUTS UNOBSERVABLE INPUTS    TOTAL
                                    ------------------- ----------------- ------------------- ------------
ASSETS:
Long-Term Investment Securities:
  Loans:
   Commercial Services & Supplies..     $        --       $ 13,544,470        $  146,617      $ 13,691,087
   Diversified Consumer Services...              --          1,546,347           478,710         2,025,057
   Hotels, Restaurants & Leisure...              --         21,165,327                --        21,165,327
   Media...........................              --         25,997,278           334,089        26,331,367
   Professional Services...........              --          2,139,054             5,622         2,144,676
   Other Industries*...............              --        255,389,120                --       255,389,120
  U.S. Corporate Bonds & Notes.....              --         12,963,383                --        12,963,383
  Common Stock:
   Diversified Financial Services..              --             92,538                 0            92,538
   Media...........................              --                 --            51,415            51,415
  Membership Interest..............              --                 --           571,551           571,551
  Warrants.........................              --                 --                 0                 0
Short-Term Investments:
  Registered Investment Companies..      12,811,845                 --                --        12,811,845
Repurchase Agreements..............              --          5,915,000                --         5,915,000
                                        -----------       ------------        ----------      ------------
TOTAL..............................     $12,811,845       $338,752,517        $1,588,004      $353,152,366
                                        ===========       ============        ==========      ============

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. A security in the amount of $12,811,845 was held at the beginning of the period and transferred from Level 2 to Level 1 and securities in the amount of $20,416,920 were held at the beginning of the period and transferred from Level 3 to Level 2 following a reassessment of valuation inputs. In addition, securities in the amount of $21,816,321 were held at the beginning of the period and transferred from Level 3 to Level 2 due to an increase in market activity and observable market data including the number of identified market makers and/or trading activity. There were no additional material transfers between Levels.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                    COMMON   MEMBERSHIP
                                        LOANS       STOCK     INTEREST    RIGHTS   WARRANTS     TOTAL
                                    ------------  ---------  ---------- ---------  -------- ------------
Balance as of 12/31/2011........... $127,498,824  $  21,576  $ 710,745  $       0    $ 0    $128,231,145
Accrued discounts..................      426,383         --         --         --     --         426,383
Accrued premiums...................         (345)        --         --         --     --            (345)
Realized gain......................      558,531         --         --         --     --         558,531
Realized loss......................   (1,230,787)  (220,679)  (307,625)  (237,500)    --      (1,996,591)
Change in unrealized appreciation@.    4,221,289    199,103    860,806    250,000     --       5,531,198
Change in unrealized depreciation@.   (1,146,201)        --         --         --     --      (1,146,201)
Purchases..........................    5,004,843         --         --         --     --       4,227,485
Sales..............................  (92,134,258)        (0)  (692,375)   (12,500)    --     (92,061,775)
Transfers into Level 3.............           --     51,415         --         --     --          51,415
Transfers out of Level 3...........  (42,233,241)        --         --         --     --     (42,233,241)
                                    ------------  ---------  ---------  ---------    ---    ------------
Balance as of 12/31/2012........... $    965,038  $  51,415  $ 571,551  $      --    $ 0    $  1,588,004
                                    ============  =========  =========  =========    ===    ============

--------
@ The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at December 31, 2012 includes:

            COMMON MEMBERSHIP
  LOANS     STOCK   INTEREST  WARRANTS
----------- ------ ---------- --------
$(307,064)   $--    $529,305    $--
===========  ===    ========    ===

At the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2012

Note 1. Organization of the Fund

   SunAmerica Senior Floating Rate Fund, Inc. (the "Fund") is an open-end, non-diversified management investment company. The Fund was organized as a Maryland corporation in 1998 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is managed by SunAmerica Asset Management Corp. (the "Adviser" or "SunAmerica"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The Fund's investment goal and principal investment techniques are to provide as high a level of current income as is consistent with the preservation of capital by investing, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in senior secured floating rate loans and other institutionally traded secured floating rate debt obligations. The Fund may also purchase both investment grade and high yield fixed income securities and money market instruments, although the Fund may not invest more than 10% of its total assets in high yield fixed income securities.

   The Fund offers two classes of shares. Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge ("CDSC") on redemptions made within two years of purchase. Class C shares are offered for sale at net asset value without a front-end sales charge, although a CDSC may be imposed on redemptions made within 12 months of purchase. The share classes differ in their respective distribution and service maintenance fees. All classes have equal rights to assets and voting privileges except as may otherwise be provided in the Fund's registration statement.

   INDEMNIFICATIONS: The Fund's organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising out of the performance of their duties to the Fund. In addition, pursuant to Indemnification Agreements between the Fund and each of the current directors who is not an "interested person," as defined in
   Section 2(a)(19) of the 1940 Act, of the Fund (collectively, the "Disinterested Directors"), the Fund provides the Disinterested Directors with a limited indemnification against liabilities arising out of the performance of their duties to the Fund, whether such liabilities are asserted during or after their service as directors. In addition, in the normal course of business the Fund enters into contracts that contain the obligation to indemnify others. The Fund's maximum exposure under these arrangements is unknown. Currently, however, the Fund expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements:

   SECURITY VALUATION: In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America ("GAAP"), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2012 -- (CONTINUED)


   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Fund's Board of Directors (the "Board"), etc.).

   Level 3 -- Significant unobservable inputs (includes inputs that reflect the Fund's own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

   Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

   The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

   The summary of inputs used to value the Fund's net assets as of December 31, 2012 are reported on a schedule following the Portfolio of Investments.

   The investments by the Fund in loan interests ("Loans") are valued in accordance with guidelines established by the Board. Under the Fund's current guidelines, Loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid and asked prices in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2. Loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value, and are generally categorized as Level 3. In valuing a Loan at fair value, the following factors will be considered, (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the Loan, (c) recent prices in the market for similar Loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, and period until the next interest rate reset and maturity.

   Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   Bonds and debentures, other long-term debt securities and short term debt securities with maturities in excess of 60 days are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

   Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2012 -- (CONTINUED)

   last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

   Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

   The Board is responsible for the share valuation process and has adopted a policy and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Fund, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   The Loans in which the Fund primarily invests are generally not listed on any exchange and the secondary market for the Loans is comparatively illiquid relative to markets for other fixed income securities. Consequently, obtaining valuations for the Loans may be more difficult than obtaining valuations for more actively traded securities. Thus, the value upon disposition on any given Loan may differ from its current valuation.

   REPURCHASE AGREEMENTS: The Fund, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest, to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   As of December 31, 2012, the Fund held an undivided interest in a joint repurchase agreement with Bank of America Securities LLC:

                                             PERCENTAGE PRINCIPAL
                                             OWNERSHIP   AMOUNT
              -                              ---------- ----------
              Senior Floating Rate Fund.....    1.30%   $1,055,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   Bank of America Securities LLC, dated December 31, 2012, bearing interest at a rate of 0.14% per annum, with a principal amount of $81,105,000, a repurchase price of $81,105,631, and a maturity date of January 2, 2013. The repurchase agreement is collateralized by the following:

                                  INTEREST MATURITY   PRINCIPAL
   TYPE OF COLLATERAL               RATE     DATE      AMOUNT    MARKET VALUE
   ------------------             -------- --------- ----------- ------------
   U.S. Treasury Notes...........   0.25%  5/31/2014 $82,729,000 $82,779,465

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2012 -- (CONTINUED)


   As of December 31, 2012, the Fund held an undivided interest in a joint repurchase agreement with Barclay's Capital, Inc.:

                                             PERCENTAGE PRINCIPAL
                                             OWNERSHIP   AMOUNT
                                             ---------- ---------
              Senior Floating Rate Fund.....    1.30%   $975,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   Barclay's Capital, Inc., dated December 31, 2012, bearing interest at a rate of 0.20% per annum, with a principal amount of $74,950,000, a repurchase price of $74,950,833, and a maturity date of January 2, 2013. The repurchase agreement is collateralized by the following:

                                  INTEREST MATURITY   PRINCIPAL
   TYPE OF COLLATERAL               RATE     DATE      AMOUNT    MARKET VALUE
   ------------------             -------- --------- ----------- ------------
   U.S. Treasury Bonds...........   4.50%  5/15/2038 $57,037,000 $76,317,217

   As of December 31, 2012, the Fund held an undivided interest in a joint repurchase agreement with BNP Paribas SA:

                                             PERCENTAGE PRINCIPAL
                                             OWNERSHIP   AMOUNT
                                             ---------- ---------
              Senior Floating Rate Fund.....    1.30%   $975,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   BNP Paribas SA, dated December 31, 2012, bearing interest at a rate of 0.17% per annum, with a principal amount of $74,950,000, a repurchase price of $74,950,708, and a maturity date of January 2, 2013. The repurchase agreement is collateralized by the following:

                                  INTEREST MATURITY   PRINCIPAL
   TYPE OF COLLATERAL               RATE     DATE      AMOUNT    MARKET VALUE
   ------------------             -------- --------- ----------- ------------
   U.S. Treasury Notes...........   2.50%  3/31/2015 $72,511,900 $76,578,367

   As of December 31, 2012, the Fund held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:

                                             PERCENTAGE PRINCIPAL
                                             OWNERSHIP   AMOUNT
              -                              ---------- ---------
              Senior Floating Rate Fund.....    1.30%   $380,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   Deutsche Bank AG, dated December 31, 2012, bearing interest at a rate of 0.14% per annum, with a principal amount of $29,315,000, a repurchase price of $29,315,228, and a maturity date of January 2, 2013. The repurchase agreement is collateralized by the following:

                                  INTEREST MATURITY   PRINCIPAL
   TYPE OF COLLATERAL               RATE     DATE      AMOUNT    MARKET VALUE
   ------------------             -------- --------- ----------- ------------
   U.S. Treasury Notes...........   1.88%  6/30/2015 $28,827,000 $29,947,794

   As of December 31, 2012, the Fund held an undivided interest in a joint repurchase agreement with Royal Bank of Scotland:

                                             PERCENTAGE PRINCIPAL
                                             OWNERSHIP   AMOUNT
              -                              ---------- ----------
              Senior Floating Rate Fund.....    1.31%   $1,310,000

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2012 -- (CONTINUED)


   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   Royal Bank of Scotland, dated December 31, 2012, bearing interest at a rate of 0.19% per annum, with a principal amount of $100,215,000, a repurchase price of $100,216,058, and a maturity date of January 2, 2013. The repurchase agreement is collateralized by the following:

                                  INTEREST MATURITY   PRINCIPAL
   TYPE OF COLLATERAL               RATE     DATE      AMOUNT    MARKET VALUE
   ------------------             -------- --------- ----------- ------------
   U.S. Treasury Notes...........   3.63%  2/15/2021 $85,749,000 $102,062,747

   As of December 31, 2012, the Fund held an undivided interest in a joint repurchase agreement with UBS Securities LLC:

                                             PERCENTAGE PRINCIPAL
                                             OWNERSHIP   AMOUNT
              -                              ---------- ----------
              Senior Floating Rate Fund.....    1.30%   $1,220,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   UBS Securities LLC, dated December 31, 2012, bearing interest at a rate of 0.17% per annum, with a principal amount of $93,655,000, a repurchase price of $93,655,885, and a maturity date of January 2, 2013. The repurchase agreement is collateralized by the following:

                                 INTEREST  MATURITY   PRINCIPAL
  TYPE OF COLLATERAL               RATE      DATE      AMOUNT    MARKET VALUE
  ------------------             -------- ---------- ----------- ------------
  U.S. Treasury Notes...........   0.25%  11/30/2014 $95,793,000 $95,814,074

   SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date. For financial statement purposes, the Fund amortizes all premiums and accretes all discounts. Facility fees received, which were $1,395,643 for the year ended December 31, 2012, are accreted to income over the life of the Loans. Other income, including amendment fees, commitment fees, letter of credit fees, etc., which were $693,715 for the year ended December 31, 2012, are recorded as income when received or contractually due to the Fund.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class). Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

   Dividends from net investment income are normally declared daily and paid monthly. Capital gain distributions, if any, are paid annually. The Fund records dividends and distributions to the shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by the reclassifications.

   The Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income,

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2012 -- (CONTINUED)

   including any net capital gains on investments, to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that the Fund will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

   The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2009-2011 or expected to be taken in the Fund's 2012 tax return. The Fund is not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund files U.S. federal and certain state income tax returns. With few exceptions, the Fund is no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2009.

   NEW ACCOUNTING PRONOUNCEMENTS: In May 2011, the FASB issued ASU No. 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs." ASU 2011-04 requires common fair value measurement and disclosure requirements between U.S. GAAP and International Financial Reporting Standards. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. All required changes to accounting policies have been made in accordance with ASU No. 2011-04.

   In December 2011, the FASB issued ASU No. 2011-11, "Disclosures about Offsetting Assets and Liabilities". ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The new and revised disclosures are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the financial statements.

   STATEMENT OF CASH FLOWS: Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included in the Fund's Statement of Assets and Liabilities and represents cash on hand at its custodian bank account and does not include any short-term investments at December 31, 2012.

Note 3. Capital Share Transactions

   The Fund has 1,000,000,000 of $.01 par value shares authorized that may be issued in two different classes. Transactions in shares of each class were as follows:

                                      FOR THE                     FOR THE
                                     YEAR ENDED                 YEAR ENDED
                                 DECEMBER 31, 2012           DECEMBER 31, 2011
                             -------------------------  --------------------------
                                SHARES       AMOUNT        SHARES        AMOUNT
CLASS A                      -----------  ------------  -----------  -------------
Shares sold.................   8,881,584  $ 72,332,575   22,268,025  $ 184,329,786
Reinvested distributions....     532,619     4,345,084      770,385      6,329,878
Shares redeemed............. (11,940,299)  (97,056,449) (33,660,398)  (273,254,039)
                             -----------  ------------  -----------  -------------
   Net increase (decrease)..  (2,526,096) $(20,378,790) (10,621,988) $ (82,594,375)
                             ===========  ============  ===========  =============

                                      FOR THE                     FOR THE
                                     YEAR ENDED                 YEAR ENDED
                                 DECEMBER 31, 2012           DECEMBER 31, 2011
                             -------------------------  --------------------------
                                SHARES       AMOUNT        SHARES        AMOUNT
CLASS C                      -----------  ------------  -----------  -------------
Shares sold.................   3,562,608  $ 29,037,559    9,204,874  $  76,496,972
Reinvested distributions....     606,703     4,944,604      550,109      4,489,104
Shares redeemed.............  (5,225,785)  (42,518,628)  (7,863,582)   (63,618,305)
                             -----------  ------------  -----------  -------------
   Net increase (decrease)..  (1,056,474) $ (8,536,465)   1,891,401  $  17,367,771
                             ===========  ============  ===========  =============

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2012 -- (CONTINUED)

Note 4. Purchases and Sales of Securities

   During the year ended December 31, 2012, the Fund's cost of purchases and proceeds from sale of long-term investments, including loan principal paydowns were $204,707,517 and $233,581,721, respectively.

Note 5. Investment Advisory Agreement and Other Transactions with Affiliates

   The Fund has entered into an Investment Advisory and Management Agreement (the "Advisory Agreement") with SunAmerica. Pursuant to the Advisory Agreement, SunAmerica provides continuous supervision of the Fund and administers its corporate affairs, subject to the general review and oversight of the Board. In connection therewith, SunAmerica furnishes the Fund with office facilities, maintains certain of the Fund's books and records and pays the salaries and expenses of all personnel, including officers of the Fund who are employees of SunAmerica and its affiliates. SunAmerica also selects, contracts with and compensates the subadviser to manage the Fund's assets. The Fund will pay SunAmerica a monthly management fee at the following annual rates, based on the average daily net assets of the Fund: 0.85% on the first $1 billion; 0.80% on the next $1 billion; and 0.75% in excess of $2 billion.

   Wellington Management Company, LLP ("Wellington") acts as subadviser to the Fund pursuant to a Subadvisory Agreement with SunAmerica. Under the Subadvisory Agreement, Wellington manages the investment and reinvestment of the Fund's assets. For compensation for its services as subadviser, Wellington is entitled to receive from SunAmerica a monthly fee payable at the following annual rates: 0.30% of average daily net assets on the first $500 million and 0.25% thereafter. The fee paid to the subadviser is paid by SunAmerica and not the Fund.

   Pursuant to the Administrative Services Agreement (the "Administrative Agreement") SunAmerica acts as the Fund's administrator and is responsible for providing and supervising the performance by others, of administrative services in connection with the operations of the Fund, subject to supervision by the Fund's Board. For its services, SunAmerica receives an annual fee equal to 0.20% of average daily net assets of the Fund. For the year ended December 31, 2012, the Fund incurred administration fees in the amount of $689,090.

   The Fund has entered into a Distribution Agreement with SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an affiliate of the Adviser. The Fund has adopted a Distribution Plan on behalf of each class of shares (each a "Plan" and collectively, the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan" and "Class C Plan". In adopting the Plans, the Board determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A Plan and Class C Plan, the Distributor receives payments from the Fund at an annual rate of 0.10% and 0.50%, respectively, of the average daily net assets of the Fund's Class A and Class C shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include fees paid to broker- dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. The Plans provide that the Class A and Class C shares of the Fund will pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to compensate the Distributor and certain securities firms for account maintenance activities. Accordingly, for the year ended December 31, 2012, SACS received fees (see Statement of Operations) based upon the aforementioned rates. For the year ended December 31, 2012 SACS received sales charges on Class A shares of $120,319, of which $45,436 was reallowed to affiliated broker-dealers and $52,661 to non-affiliated broker-dealers. In addition, SACS receives the proceeds of early withdrawal charges paid by investors in connection with certain redemptions of Class A and Class C shares. For the year ended December 31, 2012, SACS received early withdrawal charges of $29,215.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2012 -- (CONTINUED)


   The Fund has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS") an affiliate of SunAmerica. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Fund's transfer agent in connection with the services that it offers to the shareholders of the Fund. The Service Agreement, which permits the Fund to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Board of Directors. For the year ended December 31, 2012, the Fund incurred the following expenses, which are included in the transfer agent fees and expenses payable on the Statement of Assets and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

                                                      PAYABLE AT
                                          EXPENSE  DECEMBER 31, 2012
                                          -------- -----------------
           Class A....................... $325,320      $27,073
           Class C.......................  432,506       36,715

   SunAmerica has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's annual operating expenses at 1.45% for Class A and 1.75% for Class C, of average daily net assets. For purposes of waived fees and/or reimbursed expense calculations, annual Fund operating expenses do not include extraordinary expenses, as determined under generally accepted accounting principles or acquired fees and expenses. The expense reimbursements and fee waivers will continue in effect indefinitely, unless terminated by the Board, including a majority of the Disinterested Directors. For the year ended December 31, 2012, SunAmerica waived fees and reimbursed expenses as follows: Class A $516,665 and Class C $874,382.

Note 6. Federal Income Taxes

   The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from dividends payable, post October losses, and treatment of defaulted securities.

         DISTRIBUTABLE EARNINGS                           TAX DISTRIBUTIONS
-----------------------------------------    ---------------------------------------------------------------------------
  FOR THE YEAR ENDED DECEMBER 31, 2012       FOR THE YEAR ENDED DECEMBER 31, 2012   FOR THE YEAR ENDED DECEMBER 31, 2011
-----------------------------------------    -------------------------------------  -------------------------------------
          LONG-TERM GAINS/    UNREALIZED                          LONG-TERM                              LONG-TERM
ORDINARY  CAPITAL AND OTHER  APPRECIATION/    ORDINARY            CAPITAL            ORDINARY            CAPITAL
INCOME         LOSSES        (DEPRECIATION)    INCOME              GAINS              INCOME              GAINS
--------  -----------------  --------------      ------------     ---------             ------------     ---------
  $--      $(55,358,517)     $(4,215,458)    $14,866,282            $--             $18,645,783            $--

   CAPITAL LOSS CARRYFORWARDS. At December 31, 2012 capital loss carryforward available to offset future recognized gains were $43,306,204 with $16,003,027 expiring in 2016, and $27,303,177 expiring in 2017.
   Additionally, the fund generated unlimited short-term capital losses of $2,567,644 and unlimited long-term losses of $9,484,669.

   During the year ended December 31, 2012, the Senior Floating Rate Fund had $3,498,813 of capital loss carryforward expire and utilized $573,830 of capital loss carryforwards to offset current year capital gains.

   Under the current tax law, capital losses realized after October 31 and prior to the Fund's fiscal year end and late year ordinary losses may be deferred as occurring on the first day of the following year. For the year ended December 31, 2012, the fund elected to defer $74,853 of Post-October long-term capital losses.

--------
+ On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2012 -- (CONTINUED)

   For the year ended December 31, 2012, reclassifications were made to increase accumulated net realized gain/(loss) by $3,498,813 with an offsetting adjustment to paid-in capital of $(3,498,813). The reclassifications arising from book/tax differences were due primarily to the expiration of capital loss carryforwards.

   Unrealized appreciation and depreciation in the value of investments at December 31, 2012 for federal income tax purposes were as follows:

   Cost (tax basis)............................................ $357,367,824
                                                                ============
   Gross unrealized appreciation............................... $  5,540,334
   Gross unrealized depreciation...............................   (9,755,792)
                                                                ------------
   Net unrealized depreciation................................. $ (4,215,458)
                                                                ============

Note 7. Director Retirement Plan

   The Directors of the Fund have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended, for the Disinterested Directors. The Retirement Plan provides generally that a Disinterested Director may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Director of any of the adopting SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Director and completed five (5) consecutive years of service as a Director of any Adopting Fund (an "Eligible Director"). Pursuant to the Retirement Plan, an Eligible Director may receive benefits upon (i) his or her death or disability while a Director or (ii) the termination of his or her tenure as a Director, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Director.

   As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Director and Participant, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding clause during prior years is added to each Eligible Director's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Directors from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

Note 8. Line of Credit

   The SunAmerica family of mutual funds has established a $75 million committed and $50 million uncommitted line of credit with State Street
   Bank and Trust Company, the Fund's custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or the overnight London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit which is included in the other expenses line on the Statement of Operations. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. For the year ended December 31, 2012, the Fund had borrowings outstanding for 9 days under the line of credit and incurred $1,329 in interest charges related to these borrowings. The Fund's average amount of debt under the line of credit for the days utilized was $3,756,866 at a weighted average interest rate of 1.42%. At December 31, 2012, there were no borrowings outstanding.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2012 -- (CONTINUED)

Note 9. Interfund Lending

   Pursuant to the exemptive relief granted by the SEC, the Fund is permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended December 31, 2012, the Fund did not participate in this program.

Note 10. Investment Concentration

   The Fund invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a variable rate senior loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a senior loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation but not with the borrower directly. As such, the Fund is subject to the credit risk of the borrower, selling participant, lender or other persons positioned between the Fund and the borrower.

Note 11. Unfunded Loan Commitments

   At December 31, 2012, the Fund did not have any unfunded loan commitments which could be extended at the option of the Borrower.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of SunAmerica Senior Floating Rate Fund, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SunAmerica Senior Floating Rate Fund, Inc. (the "Fund") at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements'') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian, brokers, and selling or agent banks, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Houston, Texas
February 27, 2013

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        DIRECTORS AND OFFICERS INFORMATION -- DECEMBER 31, 2012 -- (UNAUDITED)

The following table contains basic information regarding the Directors and Officers who oversee operations of the Fund and other investment companies within the Fund complex.

                                                                                NUMBER OF
                                     TERM OF                                     FUNDS IN
       NAME,         POSITION(S)    OFFICE AND                                 FUND COMPLEX
    ADDRESS AND      HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S)     OVERSEEN BY       OTHER DIRECTORSHIPS
       AGE*           THE FUND    TIME SERVED(4)     DURING PAST 5 YEARS       DIRECTOR(1)       HELD BY DIRECTOR(2)
-------------------- -----------  -------------- ----------------------------- ------------ -------------------------------
DISINTERESTED
DIRECTORS

Dr. Judith L. Craven  Director       2000-       Retired.                           78      Director, Belo Corp. (1992 to
67                                   present                                                present); Director, Sysco
                                                                                            Corp. (1996 to present);
                                                                                            Director, Luby's Inc. (1998 to
                                                                                            present).

William F. Devin      Director       1998-       Retired.                           78      None
74                                   present

Richard W. Grant      Director       2011 to     Retired. Prior to that,            29      None
67                                   Present     attorney and Partner at
                                                 Morgan Lewis & Brockius
                                                 LLP (1989 to 2011).

Stephen J. Gutman     Director       2001-       Senior Vice President and          29      None
69                                   present     Associate Broker, The
                                                 Corcoran Group (real estate)
                                                 (2002 to present); Managing
                                                 Member, Beau Brummel
                                                 Soho, LLC (licensing of
                                                 menswear specialty
                                                 retailing) (1995 to 2009);
                                                 President, SJG Marketing,
                                                 Inc. (2009 to present).

William J. Shea       Director       2004-       Executive Chairman, Caliber        29      Chairman of the Board,
65                                   present     ID, Inc. (medical devices)                 Royal and SunAlliance Co.
                                                 (2007 to present); Managing                U.S.A., Inc. (2004 to 2006);
                                                 Partner, DLB Capital, LLC                  Director, Boston Private
                                                 (private equity) (2006 to                  Financial Holdings (2004 to
                                                 2007).                                     present); Chairman,
                                                                                            Demoulas Supermarkets
                                                                                            (1999 to present).
INTERESTED DIRECTOR

Peter A. Harbeck(3)   Director       2001-       President, CEO and                 78      None
59                                   present     Director, SunAmerica (1995
                                                 to present); Director,
                                                 SunAmerica Capital
                                                 Services, Inc. ("SACS")
                                                 (1993 to present); Chairman,
                                                 Advisor Group, Inc. (2004 to
                                                 present).

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        DIRECTORS AND OFFICERS INFORMATION -- DECEMBER 31, 2012 -- (UNAUDITED) (CONTINUED)


                                                                               NUMBER OF
                                     TERM OF                                    FUNDS IN
       NAME,         POSITION(S)    OFFICE AND                                FUND COMPLEX
    ADDRESS AND      HELD WITH      LENGTH OF       PRINCIPAL OCCUPATIONS     OVERSEEN BY  OTHER DIRECTORSHIPS
       AGE*           THE FUND    TIME SERVED(4)    DURING PAST 5 YEARS       DIRECTOR(1)  HELD BY DIRECTOR(2)
-------------------  -----------  -------------- ---------------------------- ------------ -------------------
OFFICERS

John T. Genoy        President       2007-       Chief Financial Officer,         N/A             N/A
44                                   present     SunAmerica (2002 to
                                                 present); Senior Vice
                                                 President, SunAmerica
                                                 (2003 to present); Chief
                                                 Operating Officer,
                                                 SunAmerica (2006 to
                                                 present).

Donna M. Handel      Treasurer       2002-       Senior Vice President,           N/A             N/A
46                                   present     SunAmerica (2004 to
                                                 present).

Gregory N. Bressler  Secretary       2005-       Senior Vice President and        N/A             N/A
46                   and Chief       Present     General Counsel,
                     Legal                       SunAmerica (2005 to
                     Officer                     present).

James Nichols        Vice            2006-       Director, President and          N/A             N/A
46                   President       Present     CEO, SACS (2006 to
                                                 present); Senior Vice
                                                 President, SACS (2002 to
                                                 2006); Senior Vice
                                                 President, SunAmerica
                                                 (2002 to present)

Katherine Stoner     Vice            2011 to     Vice President, SunAmerica       N/A             N/A
56                   President       Present     (2011 to present); Vice
                     and Chief                   President, The Variable
                     Compliance                  Annuity Life Insurance
                     Officer                     Company ("VALIC"),
                                                 Western National Life
                                                 Insurance Company ("WNL")
                                                 and American General
                                                 Distributors, Inc. (2006 to
                                                 present); Deputy General
                                                 Counsel and Secretary,
                                                 VALIC and WNL (2007 to
                                                 May 2011); Vice President,
                                                 VALIC Financial Advisors,
                                                 Inc. (2010 to 2011) and
                                                 VALIC Retirement Services
                                                 Company (2010 to present).

Gregory R. Kingston  Vice            2002-       Vice President, SunAmerica       N/A             N/A
47                   President       present     (2001 to present)
                     and
                     Assistant
                     Treasurer

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        DIRECTORS AND OFFICERS INFORMATION -- DECEMBER 31, 2012 -- (UNAUDITED) (CONTINUED)

                                                                                  NUMBER OF
                                          TERM OF                                  FUNDS IN
       NAME,                             OFFICE AND                              FUND COMPLEX
    ADDRESS AND      POSITION(S) HELD    LENGTH OF      PRINCIPAL OCCUPATIONS    OVERSEEN BY  OTHER DIRECTORSHIPS
       AGE*           WITH THE FUND    TIME SERVED(4)   DURING PAST 5 YEARS      DIRECTOR(1)  HELD BY DIRECTOR(2)
-------------------- ----------------  -------------- -------------------------- ------------ -------------------

Nori L. Gabert         Vice               2002-       Vice President and Deputy      N/A             N/A
59                     President          present     General Counsel,
                       and                            SunAmerica (2005 to
                       Assistant                      present).
                       Secretary

Matthew J. Hackethal   Anti-Money         2006-       Chief Compliance Officer,      N/A             N/A
41                     Laundering         present     SunAmerica (2006 to
                       Compliance                     present); Vice President,
                       Officer                        Credit Suisse Asset
                                                      Management LLC (2005 to
                                                      2006).






--------
* The business address for each Director and Officer is Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
(1) The "Fund Complex" means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment adviser or an investment adviser that is an affiliated person of the Adviser. The "Fund Complex" includes the SunAmerica Money Market Funds (1 fund), SunAmerica Equity Funds (3 funds), SunAmerica Income Funds (4 funds), SunAmerica Series, Inc. (7 portfolios), Anchor Series Trust (8 portfolios), the Fund, (1 fund), SunAmerica Series Trust (38 portfolios), SunAmerica Specialty Series (5 funds), VALIC Company I (34 funds), VALIC Company II (15 funds) and Seasons Series Trust (21 portfolios).
(2) Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the 1940 Act, other than those listed under the preceding column.
(3) Interested Director, as defined within the Investment Company Act of 1940, because he or she is an officer and a director of the Adviser and a director of the principal underwriter of the Fund.
(4) Directors serve until their successors are duly elected and qualified, subject to the Directors' retirement plan as discussed in Note 7 of the financial statements. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Directors is contained in the Statement of Additional Information and is available without charge by calling (800) 858-8850.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        SHAREHOLDER TAX INFORMATION -- (UNAUDITED)

Certain tax information regarding the Fund is required to be provided to shareholders based upon the Fund's income and distributions for the taxable year ended December 31, 2012. The information necessary to complete your income tax returns is included with your Form 1099-DIV, which will be mailed to shareholders in early 2013.

During the year ended December 31, 2012 the Fund paid the following dividends:

                                       NET       QUALIFYING % FOR  QUALIFYING
                                    LONG-TERM   THE 70% DIVIDENDS   DIVIDEND
                                  CAPITAL GAINS RECEIVED DEDUCTION  INCOME %
                                  ------------- ------------------ ----------
   Class A.......................      $--              --%            --%
   Class C.......................       --              --             --

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        COMPARISON: FUND VS. INDEX -- (UNAUDITED)

As required by the Securities and Exchange Commission, the following graph compares the performance of a $10,000 investment in the Fund to a similar investment in the index. Please note that the term "inception," as used herein, reflects the date on which a specific class of shares commenced operations. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only. The graph presents the performance of Class C shares of the Fund. The performance of the other class will vary based upon the difference in sales charges and fees assessed to shareholders of that class. Past performance does not predict future results.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        COMPARISON: FUND VS. INDEX -- (UNAUDITED) (CONTINUED)

The Senior Floating Rate Fund (Class C) returned 8.20%, underperforming its benchmark, the S&P/LSTA Leveraged Loan Index ("LLI")*, which returned 9.66% for the annual period ended December 31, 2012.

Detracting from the Fund's relative performance was its greater positioning in higher quality loans compared to the LLI, as prices for lower rated, riskier assets rose more than prices for higher rated loans during the annual period overall. From an industry allocation perspective, an underweight position in the media non-cable industry, which outpaced the LLI during the annual period, and overweight positions in the pharmaceuticals and energy industries, which lagged the LLI during the annual period, detracted most from the Fund's relative results. Among individual loans, significant detractors from the Fund's absolute returns during the annual period included those of career-oriented adult school operator ATI Enterprises, pre-recorded media products maker and distributor Cinram International, professional ice hockey team operator Dallas Stars, oilfield services company Frac Tech International, and third-party logistics and freight transportation solutions provider Cardinal Logistics Management.

On the positive side, contributing to the Fund's relative performance were its underweight allocations to the food and beverage, lodging, and utilities industries, as these market segments underperformed the LLI during the annual period. Among the individual loans that contributed most positively to the Fund's absolute returns were those of electronic payments processor First Data, scaffolding and concrete construction, forming and shoring company Brand Services, audiovisual equipment rental and services provider Audio Visual Services, extended service contract and product protection program provider N.E.W. Customer Service Companies, and electric generation, transmission and distribution company TXU.

--------
Past performance is no guarantee of future results.

*The S&P/LSTA LEVERAGED LOAN INDEX (LLI) reflects the market-weighted performance of U.S. dollar-denominated institutional leveraged loan portfolios. The LLI is the only domestic leveraged loan index that utilized real-time market weightings, spreads and interest payments. Indices are not managed and an investor cannot invest directly into an index.

Securities listed may or may not be a part of current portfolio construction.

The Fund is not a money market fund and its net asset value may fluctuate. Investments in loans involve certain risks including nonpayment of principal and interest; collateral impairment; non-diversification and borrower industry concentration; and lack of an active trading market, in certain cases, which may impair the Fund's ability to obtain full value for loans sold. The Fund may invest all or substantially all of its assets in loans or other securities that are rated below investment grade, or in comparable unrated securities. Credit risks include the possibility of a default on the loan or bankruptcy of the borrower. The value of these loans is subject to a greater degree of volatility in response to interest rate fluctuations.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        COMPARISON: FUND VS. INDEX -- (UNAUDITED) (CONTINUED)

Over the past ten years, $10,000 invested in Senior Floating Rate Fund Class C shares would have increased to $15,117. The same amount invested in securities mirroring the performance of the S&P/LSTA Leveraged Loan Index would be valued at $17,447.

                                    [CHART]

            Senior Floating Rate Class C        S&P/LSTA Leveraged Loan Index
            -----------------------------       -----------------------------
12/31/2002             $10,000                            $10,000.00
 1/31/2003              10,044                             10,121.70
 2/28/2003              10,059                             10,165.83
 3/31/2003              10,195                             10,205.58
 4/30/2003              10,379                             10,326.52
 5/31/2003              10,523                             10,438.56
 6/30/2003              10,666                             10,565.59
 7/31/2003              10,732                             10,635.96
 8/31/2003              10,759                             10,660.11
 9/30/2003              10,867                             10,760.84
10/31/2003              10,947                             10,859.09
11/30/2003              11,015                             10,929.35
12/31/2003              11,080                             10,997.11
 1/31/2004              11,205                             11,091.91
 2/29/2004              11,220                             11,126.73
 3/31/2004              11,244                             11,166.90
 4/30/2004              11,318                             11,221.62
 5/31/2004              11,322                             11,234.30
 6/30/2004              11,361                             11,304.06
 7/31/2004              11,387                             11,341.03
 8/31/2004              11,379                             11,360.99
 9/30/2004              11,406                             11,408.14
10/31/2004              11,451                             11,465.75
11/30/2004              11,496                             11,517.11
12/31/2004              11,532                             11,565.03
 1/31/2005              11,580                             11,611.75
 2/28/2005              11,638                             11,674.10
 3/31/2005              11,676                             11,722.67
 4/30/2005              11,653                             11,714.35
 5/31/2005              11,643                             11,721.14
 6/30/2005              11,710                             11,797.09
 7/31/2005              11,789                             11,886.63
 8/31/2005              11,860                             11,957.71
 9/30/2005              11,892                             12,006.38
10/31/2005              11,917                             12,043.12
11/30/2005              11,967                             12,088.40
12/31/2005              12,021                             12,152.23
 1/31/2006              12,103                             12,236.32
 2/28/2006              12,182                             12,313.78
 3/31/2006              12,268                             12,388.28
 4/30/2006              12,330                             12,448.73
 5/31/2006              12,342                             12,479.98
 6/30/2006              12,381                             12,515.05
 7/31/2006              12,438                             12,586.01
 8/31/2006              12,522                             12,663.54
 9/30/2006              12,588                             12,731.54
10/31/2006              12,683                             12,815.95
11/30/2006              12,724                             12,883.88
12/31/2006              12,808                             12,975.35
 1/31/2007              12,915                             13,088.64
 2/28/2007              13,003                             13,178.62
 3/31/2007              13,043                             13,231.28
 4/30/2007              13,123                             13,309.89
 5/31/2007              13,188                             13,390.92
 6/30/2007              13,212                             13,420.77
 7/31/2007              12,787                             12,971.48
 8/31/2007              12,802                             13,001.65
 9/30/2007              12,998                             13,255.69
10/31/2007              13,082                             13,382.24
11/30/2007              12,863                             13,196.50
12/31/2007              12,863                             13,237.74
 1/31/2008              12,397                             12,810.16
 2/29/2008              12,070                             12,488.85
 3/31/2008              12,004                             12,477.61
 4/30/2008              12,405                             12,939.86
 5/31/2008              12,561                             13,061.52
 6/30/2008              12,608                             13,094.15
 7/31/2008              12,419                             12,994.04
 8/31/2008              12,393                             12,977.07
 9/30/2008              11,587                             12,178.98
10/31/2008               9,694                             10,569.26
11/30/2008               8,561                              9,670.35
12/31/2008               7,920                              9,385.52
 1/31/2009               8,387                             10,080.25
 2/28/2009               8,318                             10,158.82
 3/31/2009               8,299                             10,305.35
 4/30/2009               9,318                             11,201.47
 5/31/2009              10,082                             11,884.86
 6/30/2009              10,738                             12,405.84
 7/31/2009              11,288                             12,993.50
 8/31/2009              11,617                             13,287.73
 9/30/2009              12,069                             13,712.72
10/31/2009              12,290                             13,788.64
11/30/2009              12,354                             13,824.11
12/31/2009              12,692                             14,230.50
 1/31/2010              13,044                             14,520.96
 2/28/2010              13,052                             14,562.66
 3/31/2010              13,355                             14,890.58
 4/30/2010              13,556                             15,109.47
 5/31/2010              13,267                             14,769.17
 6/30/2010              13,175                             14,700.19
 7/31/2010              13,351                             14,926.22
 8/31/2010              13,413                             14,976.80
 9/30/2010              13,577                             15,187.15
10/31/2010              13,762                             15,424.96
11/30/2010              13,811                             15,479.58
12/31/2010              13,962                             15,671.78
 1/31/2011              14,174                             15,980.60
 2/28/2011              14,282                             16,054.59
 3/31/2011              14,278                             16,052.34
 4/30/2011              14,341                             16,154.65
 5/31/2011              14,338                             16,140.08
 6/30/2011              14,281                             16,080.36
 7/31/2011              14,292                             16,103.94
 8/31/2011              13,596                             15,394.59
 9/30/2011              13,644                             15,460.56
10/31/2011              13,976                             15,907.55
11/30/2011              13,918                             15,829.39
12/31/2011              13,971                             15,910.08
 1/31/2012              14,214                             16,257.40
 2/29/2012              14,311                             16,382.78
 3/31/2012              14,417                             16,508.61
 4/30/2012              14,503                             16,630.51
 5/31/2012              14,414                             16,518.17
 6/30/2012              14,499                             16,632.21
 7/31/2012              14,637                             16,824.73
 8/31/2012              14,781                             17,013.83
 9/30/2012              14,939                             17,202.43
10/31/2012              14,957                             17,256.83
11/30/2012              15,007                             17,310.42
12/31/2012              15,117                             17,446.53


                       Class A            Class C
    Senior        -------------------------------------
    Floating      Average            Average
     Rate         Annual  Cumulative Annual  Cumulative
     Fund#        Return   Return+   Return   Return+
-                 -------------------------------------
1 Year Return      4.44%     8.51%    7.20%     8.20%
-------------------------------------------------------
5 Year Return      2.81%    19.41%    3.28%    17.52%
-------------------------------------------------------
10 Year Return       N/A       N/A    4.22%    51.17%
-------------------------------------------------------
Since Inception*   2.65%    22.39%    3.95%    74.25%
-------------------------------------------------------

                     # For the purposes of the table, it has been assumed that the maximum sales charge of 3.75% with respect to Class A shares was deducted from the initial investment in the Fund and that the CDSCs with respect to the Class C shares have been deducted, as applicable.
                     + Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
                     *  Inception date: Class A: 10/04/2006; Class C:
                        08/31/1998.

                     The Fund operated as a closed-end investment company with monthly repurchase offers until October 4, 2006, whereupon it converted to an open-end investment company. Information in the graph and table reflects performance of the Fund as a closed-end investment company through October 3, 2006, and the Fund may have performed differently if it were an open-end investment company prior to that date.

                     For the 12 month period ended December 31, 2012, the SunAmerica Senior Floating Rate Class C returned 7.20% compared to 9.66% for the S&P/LSTA Leveraged Loan Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 3.75%; Contingent Deferred Sales Charge (CDSC): Class C: 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.safunds.com

[LOGO] AIG Sun America
Mutual Funds

HARBORSIDE FINANCIAL CENTER
3200 PLAZA 5
JERSEY CITY, NJ 07311-4992

DIRECTORS                  CUSTODIAN                  DISCLOSURE OF QUARTERLY
 Dr. Judith L. Craven       State Street Bank and     PORTFOLIO HOLDINGS
 William F. Devin             Trust Company           The Fund is required to
 Richard W. Grant           P.O. Box 5607             file its com-plete
 Stephen J. Gutman          Boston, MA 02110          schedule of portfolio
 Peter A. Harbeck                                     holdings with the U.S.
 William J. Shea           VOTING PROXIES ON FUND     Securities and Exchange
                           PORTFOLIO SECURITIES       Commission for its first
OFFICERS                   A description of the       and third fiscal quarters
 John T. Genoy, President  policies and proce-dures   on Form N-Q. The Fund's
   and Chief Executive     that the Fund uses to      Forms N-Q are available
   Officer                 determine how to vote      on the U.S. Securities
 Donna M. Handel,          proxies related to         and Exchange Commission's
   Treasurer               securities held in the     website at
 James Nichols, Vice       Fund's portfolio, which    http://www.sec.gov. You
   President               is available in the        can also review and
 Katherine Stoner, Chief   Fund's Statement of        obtain copies of the
   Compliance Officer      Additional Information     Forms N-Q at the U.S.
 Gregory N. Bressler,      may be ob-tained without   Securities and Exchange
   Chief Legal             charge upon request, by    Commission's Public
   Officer and Secretary   calling (800) 858-8850.    Refer-ence Room in
 Gregory R. Kingston,      This in-formation is also  Washington, DC
   Vice President and      available from the EDGAR   (information on the
   Assistant Treasurer     database on the U.S.       operation of the Public
 Nori L. Gabert, Vice      Secu-rities and Exchange   Reference Room may be
   President and           Commission's website at    ob-tained by calling
   Assistant Secretary     http://www.sec.gov.        1-800-SEC-0330).
 John E. McLean,
   Assistant Secretary     DELIVERY OF SHAREHOLDER    PROXY VOTING RECORD ON
 Kathleen Fuentes,         DOCUMENTS                  FUND PORTFOLIO SECURITIES
   Assistant Secretary     The Fund has adopted a     Information regarding how
 Diedre L. Shepherd,       policy that allows it to   the Fund voted proxies
   Assistant Treasurer     send only one copy of the  relating to securities
 Matthew J. Hackethal,     Fund's prospectus, proxy   held in the Fund's
   Anti-Money Laundering   material, annual report    portfolio during the most
   Compliance Officer      and semi-annual report     recent twelve month
                           (the "shareholder          period ended June 30 is
INVESTMENT ADVISER         documents") to             available, once filed
 SunAmerica Asset          shareholders with          with the U.S. Securities
   Management Corp.        multiple accounts          and Exchange Commis-sion,
 Harborside Financial      residing at the same       without charge, upon
   Center                  "household." This          request, by calling
 3200 Plaza 5              practice is called         (800) 858-8850 or on the
 Jersey City, NJ           householding and reduces   U.S. Securities and
   07311-4992              Fund expenses, which       Exchange Commission's
                           benefits you and other     website at
DISTRIBUTOR                shareholders. Unless the   http://www.sec.gov.
 SunAmerica Capital        Fund receives
   Services, Inc.          instructions to the        This report is submitted
 Harborside Financial      con-trary, you will only   solely for the general
   Center                  receive one copy of the    information of
 3200 Plaza 5              shareholder documents.     shareholders of the Fund.
 Jersey City, NJ           The Fund will continue to  Distribution of this
   07311-4992              household the              report to persons other
                           share-holder documents     than shareholders of the
SHAREHOLDER SERVICING      indefinitely, until we     Fund is authorized only
AGENT                      are instructed otherwise.  in connection with a
 SunAmerica Fund           If you do not wish to      currently effective
   Services, Inc.          participate in             prospectus, setting forth
 Harborside Financial      householding, please       details of the Fund,
   Center                  contact Shareholder        which must precede or
 3200 Plaza 5              Services at (800)          accompany this report.
 Jersey City, NJ           858-8850 ext. 6010 or
   07311-4992              send a written request
                           with your name, the name
TRANSFER AGENT             of your fund(s) and your
 State Street Bank and     account number(s) to
   Trust Company           SunAmerica Mutual Funds
 P.O. Box 219373           c/o BFDS, P.O. Box
 Kansas City, MO 64141     219186, Kansas City MO,
                           64121-9186. We will
                           resume individual
                           mailings for your account
                           within thirty (30) days
                           of receipt of your
                           request.

                                    [GRAPHIC]


GO PAPERLESS!!

DID YOU KNOW THAT YOU HAVE THE OPTION TO
RECEIVE YOUR SHAREHOLDER REPORTS ONLINE?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

IT'S QUICK -- Fund documents will be received faster than via traditional mail.

IT'S CONVENIENT -- Elimination of bulky documents from personal files.

IT'S COST EFFECTIVE -- Reduction of your Fund's printing and mailing costs.

TO SIGN UP FOR ELECTRONIC DELIVERY, FOLLOW
THESE SIMPLE STEPS:

                   1
                       GO TO WWW.SAFUNDS.COM
                   2
                       CLICK ON THE LINK TO "GO PAPERLESS!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.safunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

FOR INFORMATION ON RECEIVING THIS REPORT ONLINE, SEE INSIDE BACK COVER.

DISTRIBUTED BY:
SUNAMERICA CAPITAL SERVICES, INC.

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.safunds.com. Read the prospectus carefully before investing.

WWW.SAFUNDS.COM

SFANN - 12/12

[LOGO]


Sun America
Mutual Funds

Item 2. Code of Ethics

     The SunAmerica Senior Floating Rate Fund, Inc. (the "registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. During the fiscal year ended 2012, there were no reportable amendments, waivers or implicit waivers to a provision of the code of ethics that applies to the registrant's Principal Executive and Principal Accounting Officers.

Item 3. Audit Committee Financial Expert.

     The registrant's Board of Directors has determined that William J. Shea, the Chairman of the registrant's Audit Committee, qualifies as an audit committee financial expert, as defined in Item 3(b) of Form N-CSR.
     Mr. Shea is considered to be "independent" for purposes of Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

     (a)--(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:

                               2011     2012
                              -------  -------
     (a) Audit Fees           $85,833  $90,569
     (b) Audit-Related Fees   $     0  $     0
     (c) Tax Fees             $12,744  $13,122
     (d) All Other Fees       $     0  $     0

     Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

     Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant's principal accountant were as follows:

                              2011   2012
                              ----   ----
     (b) Audit-Related Fees   $ 0    $ 0
     (c) Tax Fees             $ 0    $ 0
     (d) All Other Fees       $ 0    $ 0

     (e) (1) The registrant's audit committee pre-approves all audit services provided by the registrant's principal accountant for the registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliates") that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

          (2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f)  Not applicable.

     (g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2011 and 2012 were $104,590 and $66,712, respectively.

     (h)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

     Not  applicable.

Item 6. Investments.

     Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     Not  applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

     Not  applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

     Not  applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

     There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this
     Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a) (1) Code of Ethics applicable to its Principal Executive and Principle Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Senior Floating Rate Fund, Inc.


By: /s/ John T. Genoy
    ------------------------------------
    John T. Genoy
    President

Date: March 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John T. Genoy
    ------------------------------------
    John T. Genoy
    President

Date: March 8, 2013


By: /s/ Donna M. Handel
    ------------------------------------
    Donna M. Handel
    Treasurer

Date: March 8, 2013